UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4803
Oppenheimer Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 3/30/2012

Item 1. Reports to Stockholders.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Hospital/Health Care	17.5%

Marine/Aviation Facilities	16.8

Tobacco—Master Settlement Agreement	16.6

Electric Utilities	7.9

Industrial Conglomerates	4.3

Government Appropriations	3.4

Multifamily Housing	3.2

Sales Tax Revenue	3.1

Gas Utilities	2.8

Single-Family Housing	2.3
Portfolio holdings are subject to change. Percentages are as of March 30, 2012, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total

AAA	1.8%

AA	15.9

A	33.1

BBB	37.2

BB and Lower	7.1

Unrated	4.9

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of March 30, 2012, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Limited Term Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/11/86. Unless otherwise noted, Class A returns include the maximum initial sales charge of 3.50% that was in place prior to April 1, 2012. Effective April 1, 2012, the maximum initial sales charge for Class A shares of the Fund is 2.25%.
Class B shares of the Fund were first publicly offered on 9/11/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 1/31/11. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.

11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 30, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	October 1, 2011	March 30, 2012	March 30, 2012

Class A	$1,000.00	$1,047.20	$4.03

Class B	1,000.00	1,042.90	8.26

Class C	1,000.00	1,043.50	7.90

Class Y	1,000.00	1,048.60	2.70
Hypothetical (5% return before expenses)

Class A	1,000.00	1,020.93	3.98

Class B	1,000.00	1,016.81	8.16

Class C	1,000.00	1,017.16	7.80

Class Y	1,000.00	1,022.23	2.67
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 30, 2012 are as follows:

Class	Expense Ratios

Class A	0.79%

Class B	1.62

Class C	1.55

Class Y	0.53
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 30, 2012* / Unaudited

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Municipal Bonds and Notes—100.8%

Alabama—1.5%

$2,415,000	AL HFA (South Bay Apartments)	5.950%	02/01/2033	02/01/2013	A	$2,441,637

145,000	Bayou La Batre, AL Utilities Board (Water & Sewer)	5.750	03/01/2027	04/30/2012	A	145,128

40,000	Bessemer, AL GO	6.250	02/01/2024	04/30/2012	A	40,076

80,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)	5.625	05/15/2017	04/30/2012	A	80,145

155,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)	6.000	05/15/2019	04/30/2012	A	155,254

4,610,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)	7.250	04/01/2015	04/30/2012	A	4,626,135

25,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)	5.625	11/15/2015	04/30/2012	A	25,310

65,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)	6.000	12/01/2021	02/01/2021	B	52,425

200,000	Brewton, AL School Warrants	5.100	12/01/2021	04/30/2012	A	202,330

85,000	Courtland, AL Industrial Devel. Board (Champion International Corp.)	6.000	08/01/2029	04/30/2012	A	85,646

2,000,000	Courtland, AL Industrial Devel. Board (International Paper Company)	5.000	11/01/2013	11/01/2013		2,104,760

3,280,000	Courtland, AL Industrial Devel. Board (International Paper Company)	5.800	05/01/2022	05/01/2013	A	3,410,872

9,000,000	Courtland, AL Industrial Devel. Board (International Paper Company)	6.250	08/01/2025	08/01/2013	A	9,385,830

200,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)	7.000	02/01/2036	02/01/2019	A	207,096

265,000	East AL Health Care Authority	5.000	09/01/2027	06/01/2012	A	265,286

7,470,000	Huntsville, AL Health Care Authority, Series A	5.500	06/01/2025	06/01/2020	A	8,339,807

5,260,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2018	01/01/2018		5,189,306

4,180,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2019	01/01/2019		4,117,425

6,860,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2021	01/01/2021		6,738,029

1,445,000	Jefferson County, AL Sewer	5.250	02/01/2015	02/01/2015		1,421,894

290,000	Jefferson County, AL Sewer	5.625	02/01/2022	07/18/2021	B	172,727

700,000	Marshall County, AL Health Care Authority	5.750	01/01/2032	04/16/2012	A	708,729

50,000	Mobile, AL Limited Obligation Tax	5.500	02/15/2023	04/30/2012	A	51,080

1,080,000	Morgan County-Decatur, AL Health Care Authority (Decatur General Hospital)	6.250	03/01/2013	03/01/2013		1,076,749

15,756,000	Morgan County-Decatur, AL Health Care Authority (Decatur General Hospital)	6.375	03/01/2024	04/30/2012	A	15,779,161

115,000	Satsuma, AL Waterworks & Sewer Board	6.000	07/01/2025	04/30/2012	A	115,163
14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Alabama Continued

$500,000	Selma, AL Industrial Devel. Board (International Paper Company)	6.700%	03/01/2024	04/30/2012	A	$501,525

						67,439,525

Alaska—0.4%

10,000	AK Industrial Devel. & Export Authority (Lake Dorothy Hydroelectric)	5.250	12/01/2021	04/30/2012	A	10,005

500,000	AK Industrial Devel. & Export Authority (Snettisham)	5.500	01/01/2017	04/30/2012	A	501,000

305,000	AK Industrial Devel. & Export Authority (Snettisham)	6.000	01/01/2015	04/30/2012	A	305,912

17,095,000	AK Northern Tobacco Securitization Corp. (TASC)	4.625	06/01/2023	09/07/2014	B	16,852,080

						17,668,997

Arizona—2.5%

27,600,000	Apache County, AZ IDA (Tucson Electric Power Company)	5.875	03/01/2033	04/30/2012	A	27,605,244

36,075,000	AZ Health Facilities Authority (Banner Health System)[1]	6.000	01/01/2030	07/19/2014	A	37,231,443

5,000,000	AZ Health Facilities Authority (Banner Health System)	6.000	01/01/2030	01/01/2013	A	5,160,150

8,500,000	Glendale, AZ Western Loop Public Facilities	7.000	07/01/2033	01/01/2014	A	9,276,730

1,375,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)	6.750	10/01/2031	10/01/2012	A	1,375,014

1,425,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)	7.750	07/01/2021	07/01/2012	A	1,444,822

1,365,000	Litchfield Park, AZ Community Facility District	6.375	07/15/2026	07/15/2012	A	1,364,932

715,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.000	01/01/2014	04/10/2013	B	701,329

15,000	Maricopa County, AZ IDA (Whispering Palms Apartments)	5.600	07/01/2013	07/01/2013		14,798

7,000,000	Maricopa County, AZ Pollution Control Corp. (Public Service Company of New Mexico)	5.200	06/01/2043	06/01/2020	C	7,575,050

2,580,000	Mohave County, AZ IDA (Mohave Prison)	6.750	05/01/2012	05/01/2012		2,585,341

3,530,000	Mohave County, AZ IDA (Mohave Prison)	7.000	05/01/2013	05/01/2013		3,632,758

1,040,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.500	11/01/2017	03/27/2015	B	837,502

10,000	Pima County, AZ IDA (International Studies Academy)	6.750	07/01/2031	07/01/2012	A	10,166

30,000	Pima County, AZ IDA (International Studies Academy)	6.750	07/01/2031	07/01/2012	A	30,005

2,500,000	Pima County, AZ IDA (Tucson Electric Power Company)	5.750	09/01/2029	01/12/2015	A	2,650,525

500,000	Pima County, AZ IDA (Tucson Electric Power Company)	6.375	09/01/2029	03/01/2013	A	513,520
15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Arizona Continued

$2,660,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)	5.450%	12/01/2017	07/30/2015	B	$2,731,873

5,000	Scottsdale, AZ IDA (Scottsdale Memorial Hospitals)	5.500	09/01/2012	09/01/2012		5,104

5,115,000	Scottsdale, AZ IDA (SHH/SHC/SHRC/SCIC Obligated Group)	5.250	09/01/2030	09/01/2013	A	5,175,050

345,000	Tucson, AZ IDA (Joint Single Family Mtg.)	5.250	07/01/2038	12/06/2012	A	352,359

1,750,000	Verrado, AZ Community Facilities District No. 1	6.500	07/15/2027	07/15/2013	A	1,752,783

						112,026,498

Arkansas—0.0%

165,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)	5.800	12/01/2020	04/30/2012	A	165,368

180,000	AR Devel. Finance Authority (Single Family Mtg.)	5.300	07/01/2024	07/01/2012	A	182,804

365,000	AR Devel. Finance Authority (Single Family Mtg.)	5.625	01/01/2035	01/01/2016	A	383,002

95,000	North Little Rock, AR Health Facilities Board (Baptist Health)	5.600	07/01/2017	04/30/2012	A	95,256

875,000	Warren, AR Solid Waste Disposal (Potlatch Corp.)	7.500	08/01/2013	04/30/2012	A	875,534

						1,701,964

California—13.3%

500,000	Alameda, CA Transportation Authority	5.250	10/01/2021	04/30/2012	A	500,435

3,000,000	Antelope Valley, CA Healthcare District	5.200	01/01/2020	04/30/2012	A	3,007,080

4,350,000	Antelope Valley, CA Healthcare District	5.250	09/01/2017	09/01/2014	A	4,395,023

4,180,000	Antioch, CA Public Financing Authority	5.625	01/01/2022	04/30/2012	A	4,185,810

3,000,000	Antioch, CA Public Financing Authority	5.625	01/01/2027	04/30/2012	A	3,002,340

400,000	CA County Tobacco Securitization Agency (TASC)	5.000	06/01/2026	01/10/2017	B	355,484

16,000,000	CA County Tobacco Securitization Agency (TASC)	5.250	06/01/2021	04/05/2017	B	14,958,080

8,570,000	CA County Tobacco Securitization Agency (TASC)	5.450	06/01/2028	10/28/2024	B	6,897,650

2,660,000	CA County Tobacco Securitization Agency (TASC)	5.500	06/01/2033	09/22/2015	B	2,513,673

3,095,000	CA County Tobacco Securitization Agency (TASC)	5.600	06/01/2036	05/11/2030	B	2,416,390

3,000,000	CA County Tobacco Securitization Agency (TASC)	5.650	06/01/2041	12/17/2034	B	2,305,950

5,150,000	CA County Tobacco Securitization Agency (TASC)	5.750	06/01/2029	05/02/2017	B	5,094,174
16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

California Continued

$9,000,000	CA County Tobacco Securitization Agency (TASC)	5.875%	06/01/2027	06/01/2012	A	$9,002,790

2,505,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2043	08/06/2024	B	2,309,159

4,905,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2029	06/01/2012	A	4,904,215

135,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2042	08/04/2028	B	122,650

4,040,000	CA County Tobacco Securitization Authority (TASC)	5.625	06/01/2023	06/01/2012	A	4,063,028

9,475,000	CA Dept. of Veterans Affairs Home Purchase	4.900	12/01/2022	12/01/2016	A	9,908,387

1,980,000	CA GO	5.000	02/01/2019	04/30/2012	A	1,986,059

15,000,000	CA GO	5.250	10/01/2025	10/01/2021	A	17,204,550

10,430,000	CA GO	5.250	10/01/2026	10/01/2021	A	11,827,099

240,000	CA GO	5.250	02/01/2030	04/30/2012	A	240,458

2,400,000	CA GO	5.375	06/01/2026	06/01/2012	A	2,417,376

3,620,000	CA GO	6.500	04/01/2033	04/01/2019	A	4,408,508

22,795,000	CA Golden State Tobacco Securitization Corp. (TASC)	4.500	06/01/2027	06/18/2018	B	19,117,483

10,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2021	04/30/2012	A	10,006,300

2,500,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2033	03/20/2029	B	1,908,975

5,765,000	CA Health Facilities Financing Authority (CHCW)	5.250	03/01/2024	03/01/2016	A	6,105,308

2,525,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)	5.125	07/01/2018	04/30/2012	A	2,528,005

390,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	04/30/2012	A	391,045

50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[1]	5.750	11/15/2031	11/15/2031		58,820,000

540,000	CA HFA (Home Mtg.)	4.100	02/01/2015	02/01/2015		542,792

150,000	CA HFA (Home Mtg.)	4.125	02/01/2015	02/01/2015		150,077

780,000	CA HFA (Home Mtg.)	4.150	02/01/2016	02/01/2016		781,092

175,000	CA HFA (Home Mtg.)	4.300	02/01/2016	02/01/2016		178,213

415,000	CA HFA (Home Mtg.)	4.350	08/01/2017	02/01/2017	A	415,589

3,430,000	CA HFA (Home Mtg.)	4.550	08/01/2021	08/01/2021		3,392,544

6,440,000	CA HFA (Home Mtg.)	4.550	08/01/2021	08/01/2021		6,369,675

180,000	CA HFA (Home Mtg.)	4.625	02/01/2016	02/01/2016		183,897

2,000,000	CA HFA (Home Mtg.)	4.625	08/01/2016	08/01/2016		2,030,580

5,145,000	CA HFA (Home Mtg.)	4.625	08/01/2026	05/14/2024	B	4,905,809

2,785,000	CA HFA (Home Mtg.)	4.650	08/01/2022	07/27/2020	B	2,741,972
17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

California Continued

$12,800,000	CA HFA (Home Mtg.)	4.950%	08/01/2023	02/01/2017	A	$12,867,456

5,265,000	CA HFA (Home Mtg.)	5.000	02/01/2042	01/15/2014	A	5,309,173

2,000,000	CA HFA (Home Mtg.)	5.300	08/01/2023	08/01/2017	A	2,011,380

50,000	CA HFA (Home Mtg.)	5.450	08/01/2033	02/01/2018	A	50,478

13,355,000	CA HFA (Home Mtg.)	5.500	08/01/2042	09/01/2013	A	13,562,670

95,000	CA HFA (Multifamily Hsg.)	5.950	08/01/2028	04/30/2012	A	96,148

1,490,000	CA HFA, Series C	5.750	08/01/2030	10/12/2012	A	1,491,028

10,705,000	CA Public Works[2]	5.000	04/01/2025	04/01/2022	A	11,700,458

13,000,000	CA Public Works[2]	5.000	04/01/2026	04/01/2022	A	13,957,710

10,065,000	CA Public Works	5.375	03/01/2023	03/01/2020	A	11,291,420

3,000,000	CA Public Works	5.375	03/01/2024	03/01/2020	A	3,339,750

10,225,000	CA Public Works	6.625	11/01/2034	04/17/2019	A	12,013,455

4,165,000	CA Public Works (California State Prisons)	5.250	10/01/2022	10/01/2021	A	4,771,674

4,000,000	CA Public Works (California State Prisons)	5.250	10/01/2023	10/01/2021	A	4,519,280

2,870,000	CA Public Works (California State Prisons)	5.250	10/01/2025	10/01/2021	A	3,170,403

1,500,000	CA Public Works (Dept. of General Services)	6.125	04/01/2028	04/01/2019	A	1,727,595

7,000,000	CA Public Works (Judicial Council)	5.250	12/01/2025	12/01/2021	A	7,732,830

2,000,000	CA Public Works (Judicial Council)	5.250	12/01/2026	12/01/2021	A	2,182,800

3,000,000	CA Public Works (Various Capital Projects)	5.250	10/01/2022	10/01/2021	A	3,436,980

5,500,000	CA Public Works (Various Capital Projects)	5.250	10/01/2023	10/01/2021	A	6,214,010

3,055,000	CA Public Works (Various Capital Projects)	5.250	10/01/2024	10/01/2021	A	3,413,321

3,280,000	CA Public Works (Various Capital Projects)	5.250	10/01/2025	10/01/2021	A	3,623,318

4,370,000	CA Public Works (Various Capital Projects)	5.250	10/01/2026	10/01/2021	A	4,764,043

70,000	CA Public Works (Various Community Colleges)	5.200	09/01/2017	04/30/2012	A	70,177

600,000	CA Public Works (Various Community Colleges)	5.750	10/01/2030	10/01/2019	A	675,546

1,330,000	CA Statewide CDA (Memorial Health Services/Long Beach Memorial Medical Center Obligated Group)	5.500	10/01/2033	04/01/2013	A	1,377,880

320,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	5.625	05/01/2029	06/06/2016	B	311,261

10,000	CA Veterans GO, Series BZ	5.350	12/01/2021	04/30/2012	A	10,014

220,000	Carson, CA Public Financing Authority (Remediation)	6.500	10/01/2036	10/01/2019	A	243,989

350,000	Chico, CA Public Financing Authority	5.000	04/01/2019	04/30/2012	A	350,784

11,255,000	Compton, CA Public Finance Authority	5.000	09/01/2022	09/01/2022		10,375,309

1,000,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)	5.125	08/01/2019	04/30/2012	A	1,000,280

3,360,000	Duarte, CA COP (Hope National Medical Center)	5.250	04/01/2019	04/30/2012	A	3,366,182

4,555,000	Duarte, CA COP (Hope National Medical Center)	5.250	04/01/2024	04/30/2012	A	4,559,692
18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity**		Value

California Continued

$6,575,000	El Centro, CA Financing Authority (El Centro Redevel.)	6.000%		11/01/2021	06/23/2017	A	$7,282,930

8,000,000	Fontana, CA Special Tax Community Facilities District No. 2-A	5.250		09/01/2017	09/01/2012	A	8,064,400

2,000,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.850		01/15/2023	01/15/2014	A	2,037,280

750,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.875		01/15/2026	01/15/2014	A	763,845

3,900,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.875		01/15/2026	01/15/2014	A	3,971,994

9,000,000	Fresno, CA Airport	5.800		07/01/2030	04/30/2012	A	9,029,880

2,000,000	Glendale, CA Redevel. Agency Tax Allocation	5.500		12/01/2024	12/01/2016	A	2,076,680

25,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village Assessment District 03-1)	5.800		09/02/2018	09/02/2012	A	25,653

175,000	Los Angeles, CA Parking System	5.250		05/01/2020	05/01/2012	A	175,550

5,620,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.000		12/01/2012	12/01/2012		5,466,405

100,000	Los Angeles, CA State Building Authority	5.300		10/01/2014	04/30/2012	A	100,356

155,000	Maywood, CA Public Financing Authority	7.000		09/01/2028	09/05/2024	B	153,351

3,820,000	Montclair, CA Redevel. Agency Tax Allocation	5.300		10/01/2030	10/01/2012	A	3,846,855

2,300,000	Montebello, CA GO	4.850		06/21/2012	06/21/2012		2,302,323

1,000,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2003-2	5.950		09/01/2034	09/01/2012	A	1,004,800

24,000,000	Northern CA Gas Authority	0.839	[3]	07/01/2013	07/01/2013		23,853,840

22,215,000	Northern CA Tobacco Securitization Authority (TASC)	4.750		06/01/2023	07/31/2016	B	20,383,818

9,840,000	Northern CA Tobacco Securitization Authority (TASC)	5.375		06/01/2038	07/08/2031	B	7,261,625

1,310,000	Northern, CA Inyo County Local Hospital District	6.000		12/01/2021	05/26/2019	A	1,387,906

250,000	Oakland, CA Building Authority (Elihu M Harris)	5.000		04/01/2017	04/30/2012	A	250,410

5,455,000	Oakland, CA Unified School District	5.000		08/01/2025	08/01/2015	A	5,586,138

9,275,000	Oakland, CA Unified School District	5.250		08/01/2024	08/01/2012	A	9,362,185

1,000,000	Oakland, CA Unified School District	5.500		08/01/2032	08/01/2022	A	1,048,550

1,645,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500		09/02/2020	09/02/2012	A	1,688,839

100,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)	5.500		01/01/2028	04/30/2012	A	100,094

4,550,000	Palomar Pomerado, CA Health Care District COP	6.750		11/01/2039	11/01/2019	A	4,929,379

1,500,000	Paramount, CA Redevel. Agency Tax Allocation	5.000		08/01/2023	08/01/2013	A	1,540,650
19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

California Continued

$125,000	Perris, CA Public Financing Authority (Central North)	6.750%	10/01/2035	10/01/2018	A	$135,610

100,000	Port of Oakland, CA	4.000	11/01/2012	11/01/2012		102,119

6,800,000	Port of Oakland, CA	5.375	11/01/2027	11/01/2012	A	6,897,648

940,000	Rancho Cucamonga, CA Public Finance Authority	5.000	09/01/2024	09/01/2012	A	969,300

1,895,000	Riverside County, CA Asset Leasing Corp. (Riverside County Hospital)	5.700	06/01/2016	06/01/2012	A	1,926,476

425,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	03/03/2016	B	221,859

1,370,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)	5.700	03/01/2034	09/01/2012	A	1,376,754

6,050,000	Sacramento, CA City Financing Authority (California EPA Building)	5.250	05/01/2019	04/30/2012	A	6,054,961

425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.125	01/01/2027	04/30/2012	A	425,723

4,000,000	San Jose, CA Airport	5.125	03/01/2020	03/01/2014	A	4,211,080

1,910,000	San Marcos, CA Special Tax	5.900	09/01/2028	09/01/2012	A	1,912,292

1,800,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise	6.125	03/01/2013	03/01/2013		1,830,204

500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)	6.250	09/01/2029	09/01/2019	A	551,835

22,715,000	Southern CA Tobacco Securitization Authority	4.750	06/01/2025	04/24/2016	B	22,277,736

1,105,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.000	09/01/2022	09/01/2022		1,162,725

1,000,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2023	09/01/2022	A	1,063,510

1,075,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2024	09/01/2022	A	1,135,931

1,310,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2025	09/01/2022	A	1,367,666

5,000,000	University of California	5.000	05/15/2027	05/15/2013	A	5,265,300

6,615,000	Val Verde, CA Unified School District	5.500	08/01/2033	08/01/2018	A	7,178,598

880,000	Yucaipa, CA Special Tax Community Facilities District No. 98-1	5.000	09/01/2025	09/01/2021	A	919,635

						584,866,916

Colorado—0.7%

20,000	Broomfield, CO Sewer Activity	5.000	12/01/2021	04/30/2012	A	20,264

75,000	Broomfield, CO Water Activity	5.400	12/01/2016	04/24/2012	A	75,635

100,000	Broomfield, CO Water Activity	5.500	12/01/2019	04/24/2012	A	100,854

1,500,000	CO E-470 Public Highway Authority	5.500	09/01/2024	09/01/2015	A	1,615,155

5,000,000	CO E-470 Public Highway Authority	5.500	09/01/2024	09/01/2015	A	5,383,850

1,995,000	CO E-470 Public Highway Authority	5.500	09/01/2024	09/01/2015	A	2,148,156
20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount	Coupon			Maturity	Maturity**		Value

Colorado Continued

$1,975,000	CO E-470 Public Highway Authority	5.500%		09/01/2024	09/01/2015	A	$2,126,621

55,000	CO Health Facilities Authority (National Jewish Medical & Research Center)	5.375		01/01/2023	04/19/2012	A	55,150

2,000,000	CO Health Facilities Authority (Valley View Hospital Association)	5.500		05/15/2028	05/08/2018	A	2,095,560

30,000	CO Hsg. & Finance Authority (Multifamily)	5.450		10/01/2028	04/30/2012	A	30,020

5,000	CO Hsg. & Finance Authority (Multifamily)	5.700		10/01/2021	04/30/2012	A	5,009

20,000	CO Hsg. & Finance Authority (Multifamily)	5.900		10/01/2038	04/30/2012	A	20,017

475,000	CO Hsg. & Finance Authority (Single Family)	5.484	[4]	11/01/2029	04/30/2012	A	179,137

350,000	CO Hsg. & Finance Authority (Single Family)	5.900		08/01/2023	04/30/2012	A	370,696

120,000	CO Hsg. & Finance Authority (Single Family)	6.450		04/01/2030	04/01/2016	A	122,605

290,000	CO Hsg. & Finance Authority (Single Family)	6.800		04/01/2030	04/01/2016	A	297,465

445,000	CO Hsg. & Finance Authority (Single Family)	6.900		04/01/2029	04/30/2012	A	467,922

25,000	CO Hsg. & Finance Authority (Single Family)	7.250		10/01/2031	04/01/2017	A	25,735

15,000	CO Hsg. & Finance Authority (Single Family)	7.450		10/01/2016	10/01/2016		15,575

195,000	CO Hsg. & Finance Authority (Single Family)	7.500		04/01/2031	09/11/2012	A	196,911

180,000	CO Hsg. & Finance Authority, Series D-2	6.350		11/01/2029	05/01/2012	A	193,547

3,900,000	CO Regional Transportation District (Denver Transportation Partners)	6.000		01/15/2034	07/15/2020	A	4,175,379

90,000	CO Water Resources & Power Devel. Authority	5.000		09/01/2019	04/30/2012	A	90,334

910,000	Colorado Springs, CO Hospital	6.375		12/15/2030	04/30/2012	A	911,074

1,950,000	Colorado Springs, CO Hospital (Memorial Health System)	5.750		12/15/2024	12/15/2014	A	2,048,202

25,000	Denver, CO City & County Airport	6.125		11/15/2025	04/30/2012	A	25,119

315,000	Eagle County, CO Airport Terminal Corp.	5.050		05/01/2015	10/07/2013	B	319,023

2,650,000	Freemont County, CO COP	5.250		12/15/2022	12/15/2013	A	2,801,156

3,000,000	Park Creek, CO Metropolitan District	5.250		12/01/2025	12/01/2015	A	3,201,840

375,000	Platte River, CO Power Authority	5.375		06/01/2016	06/01/2012	A	378,049

50,000	University of Colorado	6.000		12/01/2022	06/01/2012	A	50,489

							29,546,549

Connecticut—0.7%

19,530,000	CT Devel. Authority Pollution Control (Connecticut Light & Power Company)	5.950		09/01/2028	04/30/2012	A	19,695,224

125,000	CT H&EFA (Bridgeport Hospital)	5.375		07/01/2019	04/30/2012	A	125,199

35,000	CT H&EFA (Bridgeport Hospital)	5.375		07/01/2025	04/30/2012	A	35,027

55,000	CT H&EFA (Bridgeport Hospital)	6.625		07/01/2018	04/30/2012	A	55,420

230,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)	6.500		07/01/2012	04/30/2012	A	230,948

185,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)	5.375		07/01/2026	04/30/2012	A	185,276

335,000	CT H&EFA (Hospital for Special Care/HSC Community Services/Foundation of Special Care Obligated Group)	5.250		07/01/2027	07/01/2017	A	341,512
21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Connecticut Continued

$5,000	CT H&EFA (New Horizons)	5.875%	11/01/2012	04/30/2012	A	$5,023

4,400,000	CT H&EFA (University of Harford)	5.625	07/01/2026	07/01/2012	A	4,455,396

1,450,000	CT H&EFA (University of Hartford)	5.500	07/01/2022	07/01/2012	A	1,469,488

300,000	CT H&EFA (William W Backus Hospital)	5.000	07/01/2017	04/30/2012	A	300,615

30,000	CT HFA	5.200	11/15/2020	04/30/2012	A	30,037

130,000	CT HFA, Series C	5.500	11/15/2035	04/30/2012	A	130,086

100,000	CT Special Obligation Parking (Bradley International Airport Parking Company)	6.500	07/01/2018	07/01/2012	A	100,026

135,000	Eastern CT Res Rec (Wheelabrator Lisbon)	5.500	01/01/2014	04/30/2012	A	135,437

1,165,000	Eastern CT Res Rec (Wheelabrator Lisbon)	5.500	01/01/2020	04/30/2012	A	1,169,101

1,310,000	West Haven, CT Hsg. Authority (Meadow Landing Apartments)	6.000	01/01/2028	11/19/2014	A	1,324,397

						29,788,212

Delaware—0.1%

5,805,000	DE EDA (Delmarva Power & Light Company)	5.200	02/01/2019	04/30/2012	A	5,824,621

District of Columbia—1.2%

200,000	District of Columbia (James F. Oyster Elementary School)	6.450	11/01/2034	11/16/2033	B	193,304

375,000	District of Columbia (President & Directors of Gonzaga College)	5.375	07/01/2029	04/30/2012	A	375,488

2,500,000	District of Columbia (United Negro College Fund)	6.875	07/01/2040	07/01/2020	A	2,857,150

10,000	District of Columbia HFA (Single Family), Series B	5.850	12/01/2018	04/30/2012	A	10,251

20,000	District of Columbia HFA (Single Family), Series B	5.900	12/01/2028	04/30/2012	A	21,127

9,620,000	District of Columbia Tobacco Settlement Financing Corp.	6.250	05/15/2024	05/15/2012	A	9,695,517

20,350,000	District of Columbia Tobacco Settlement Financing Corp.	6.500	05/15/2033	01/08/2021	B	22,122,485

17,260,000	District of Columbia Tobacco Settlement Financing Corp.	6.750	05/15/2040	05/15/2012	A	17,365,804

						52,641,126

Florida—5.9%

2,915,000	Arborwood, FL Community Devel. District (Centex Homes)	5.250	05/01/2016	05/01/2016		2,777,878

15,000	Baker County, FL Hospital Authority	5.300	12/01/2023	11/04/2019	B	13,485

880,000	Baker County, FL Hospital Authority (Baker County Medical Services)	5.100	12/01/2013	06/05/2013	B	843,462

15,000	Bay County, FL Water System	6.250	09/01/2014	04/30/2012	A	15,073

380,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment	7.125	05/01/2012	05/01/2012		380,030
22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Florida Continued

$80,000	Broward County, FL Airport System	5.125%	10/01/2017	04/30/2012	A	$80,177

15,000	Broward County, FL Airport System	5.250	10/01/2026	10/01/2012	A	15,070

100,000	Broward County, FL Airport System	5.750	10/01/2015	04/30/2012	A	101,276

50,000	Broward County, FL Airport System	5.750	10/01/2018	04/30/2012	A	50,624

390,000	Broward County, FL Airport System (Passenger Facility)	5.125	10/01/2016	04/30/2012	A	391,166

30,000	Broward County, FL Airport System (Passenger Facility)	5.250	10/01/2014	04/30/2012	A	30,092

105,000	Broward County, FL Airport System (Passenger Facility)	5.250	10/01/2015	04/30/2012	A	105,285

245,000	Broward County, FL HFA	5.400	10/01/2038	04/01/2016	A	248,381

45,000	Broward County, FL HFA (Golden Villas)	6.750	10/01/2045	04/01/2016	A	46,890

15,000	Broward County, FL HFA (Heron Pointe Apartments)	5.700	11/01/2029	04/30/2012	A	15,012

220,000	Broward County, FL HFA (Pompano Oaks Apartments)	6.100	12/01/2038	04/30/2012	A	220,246

75,000	Broward County, FL HFA (Praxis of Deerfield Beach III)	5.300	09/01/2023	05/01/2012	A	75,086

90,000	Broward County, FL HFA (Praxis of Deerfield Beach)	5.350	03/01/2031	05/01/2012	A	90,054

30,000	Broward County, FL HFA (Stirling Apartments)	5.300	10/01/2023	04/30/2012	A	30,012

105,000	Broward County, FL HFA (Stirling Apartments)	5.650	10/01/2028	04/30/2012	A	105,023

50,000	Broward County, FL HFA (Venice Homes Apartments)	5.650	01/01/2022	04/30/2012	A	50,057

90,000	Cape Coral, FL Health Facilities Authority (Gulf Care)	6.000	10/01/2016	04/30/2012	A	90,182

100,000	Cityplace, FL Community Devel. District	5.000	05/01/2018	04/30/2012	A	100,086

105,000	Collier County, FL HFA (Saxon Manor Isle Apartments)	5.450	03/01/2030	04/30/2012	A	105,069

15,000	Collier County, FL HFA (Saxon Manor Isles Apartments)	5.450	03/01/2030	04/30/2012	A	15,010

375,000	Collier County, FL HFA (Whistlers Green Apartments)	5.400	12/01/2027	04/30/2012	A	375,278

240,000	Collier County, FL HFA (Whistlers Green Apartments)	5.450	06/01/2039	04/30/2012	A	240,038

850,000	Collier County, FL IDA (Allete)	6.500	10/01/2025	04/30/2012	A	850,434

1,000,000	Colonial Country Club, FL Community Devel.	6.400	05/01/2033	04/23/2013	A	1,056,530

40,000	Dade County, FL Aviation (Miami International Airport)	5.125	10/01/2027	04/30/2012	A	40,125

515,000	Dade County, FL GO (Seaport)	5.400	10/01/2021	04/30/2012	A	516,684

150,000	Dade County, FL GO (Seaport)	5.450	10/01/2016	04/30/2012	A	150,614

245,000	Dade County, FL GO (Seaport)	5.500	10/01/2026	04/30/2012	A	245,889
23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Florida Continued

$1,395,000	Dade County, FL GO (Seaport)	5.750%	10/01/2015	04/30/2012	A	$1,401,054

70,000	Dade County, FL HFA (Golden Lakes Apartments)	5.900	11/01/2022	04/30/2012	A	70,041

500,000	Dade County, FL HFA (Golden Lakes Apartments)	5.950	11/01/2027	04/30/2012	A	500,085

305,000	Dade County, FL HFA (Golden Lakes Apartments)	6.000	11/01/2032	04/30/2012	A	305,018

735,000	Dade County, FL HFA (Golden Lakes Apartments)	6.050	11/01/2039	04/30/2012	A	735,022

110,000	Dade County, FL HFA (Siesta Pointe Apartments)	5.700	09/01/2022	04/30/2012	A	110,154

180,000	Dade County, FL HFA (Siesta Pointe Apartments)	5.750	09/01/2029	04/30/2012	A	180,157

860,000	Dade County, FL Res Rec	5.500	10/01/2013	04/30/2012	A	863,216

1,190,000	East Homestead FL Community Devel. District	7.250	05/01/2021	05/01/2021		1,252,094

50,000	Enterprise, FL Community Devel. District	5.700	05/01/2029	04/30/2012	A	50,156

180,000	Enterprise, FL Community Devel. District	5.750	05/01/2017	04/30/2012	A	180,704

5,000	Enterprise, FL Community Devel. District	6.100	05/01/2016	04/30/2012	A	5,021

7,000,000	Escambia County, FL Environmental Improvement (International Paper Company)	5.750	11/01/2027	11/01/2013	A	7,301,350

4,445,000	Escambia County, FL Health Facilities Authority	5.950	07/01/2020	08/29/2018	B	4,602,042

795,000	Fiddler’s Creek, FL Community Devel. District	5.800	05/01/2021	05/01/2012	A	794,913

900,000	Fiddler’s Creek, FL Community Devel. District	5.875	05/01/2021	05/01/2012	A	899,955

30,000	FL Agriculture & Mechanical University	5.300	07/01/2017	04/30/2012	A	30,106

8,000,000	FL Citizens Property Insurance Corp.	5.000	06/01/2020	06/01/2020		8,970,800

25,000	FL Correctional Private Commission (350 Bed Youthful) COP	5.000	08/01/2017	08/01/2012	A	25,237

3,935,000	FL GO	5.250	07/01/2017	04/30/2012	A	3,987,532

150,000	FL HFA	6.300	09/01/2036	04/30/2012	A	150,047

15,000	FL HFA (Brittany of Rosemont)	6.050	07/01/2015	04/30/2012	A	15,022

20,000	FL HFA (Grand Court Apartments)	5.300	08/15/2031	04/30/2012	A	20,011

35,000	FL HFA (Homeowner Mtg.)	5.900	07/01/2029	04/30/2012	A	35,407

110,000	FL HFA (Hsg. Partners of Gainesville)	5.600	07/01/2027	06/23/2024	B	109,321

50,000	FL HFA (Landings at Sea Forest)	5.850	12/01/2018	04/30/2012	A	50,046

215,000	FL HFA (Landings at Sea Forest)	6.050	12/01/2036	04/30/2012	A	215,032

220,000	FL HFA (Reserve at Kanapaha)	5.500	07/01/2020	04/30/2012	A	220,088

80,000	FL HFA (Reserve at North Shore)	5.500	11/01/2020	04/30/2012	A	80,032

25,000	FL HFA (Reserve at North Shore)	5.600	11/01/2027	10/21/2024	B	24,845

110,000	FL HFA (Spinnaker Cove Apartments)	6.375	07/01/2026	04/30/2012	A	110,054

2,665,000	FL HFA (St. Cloud Village Associates)	5.950	02/01/2030	04/30/2012	A	2,666,706

75,000	FL HFA (Stoddert Arms Apartments)	6.300	09/01/2036	04/30/2012	A	75,020

160,000	FL HFA (Villas of Capri)	6.100	04/01/2017	04/30/2012	A	160,346
24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity**		Value

Florida Continued

$70,000	FL HFA (Wentworth Apartments)	5.300%		05/01/2039	05/01/2012	A	$69,996

1,095,000	FL HFA (Wentworth Apartments)	5.375		11/01/2029	04/30/2012	A	1,095,537

20,000	FL HFA (Wentworth Apartments)	5.400		11/01/2034	04/30/2012	A	20,001

50,000	FL HFA (Westlake Apartments)	5.300		09/01/2031	04/30/2012	A	50,027

55,000	FL HFA (Willow Lake Apartments)	5.400		01/01/2032	06/23/2029	B	52,242

15,000	FL HFA (Windchase Apartments)	5.750		12/01/2017	04/30/2012	A	15,014

145,000	FL HFA (Windchase Apartments)	6.000		06/01/2039	05/31/2012	A	144,999

65,000	FL HFA (Windchase Apartments)	6.000		06/01/2039	04/30/2012	A	65,005

55,000	FL HFA (Windchase Apartments), Series C	5.900		12/01/2027	04/30/2012	A	55,004

15,000	FL HFA (Worthington Apartments)	5.950		12/01/2015	04/30/2012	A	15,021

280,000	FL HFA (Worthington Apartments)	6.050		12/01/2025	04/30/2012	A	280,078

420,000	FL HFA (Worthington Apartments)	6.200		12/01/2035	04/30/2012	A	420,076

15,000	FL HFC (Andrews Place Apartments)	5.000		11/01/2033	11/01/2013	A	15,103

180,000	FL HFC (Ashton Lake Apartments)	5.700		07/01/2033	04/30/2012	A	180,153

125,000	FL HFC (Ashton Lake Apartments)	5.875		01/01/2041	04/30/2012	A	125,103

25,000	FL HFC (Ashton Point Apartments)	5.750		07/01/2036	04/30/2012	A	25,021

385,000	FL HFC (Bernwood Trace Associates)	5.833	[4]	12/01/2029	04/30/2012	A	134,404

320,000	FL HFC (Brittany of Rosemont)	6.250		07/01/2035	04/30/2012	A	320,029

50,000	FL HFC (Deer Meadows Apartments)	5.800		11/01/2019	05/01/2012	A	50,082

40,000	FL HFC (Deer Meadows Apartments)	5.875		11/01/2025	05/01/2012	A	40,043

20,000	FL HFC (Grande Court Apartments)	5.375		02/15/2035	04/30/2012	A	20,011

15,000	FL HFC (Hampton Court Apartments)	5.600		03/01/2032	04/30/2012	A	15,013

3,860,000	FL HFC (Homeowner Mtg.)	5.750		01/01/2037	08/10/2012	A	3,893,003

20,000	FL HFC (Logan’s Pointe Apartments)	5.900		12/01/2019	04/30/2012	A	20,036

4,590,000	FL HFC (Logan’s Pointe Apartments)	6.000		06/01/2039	04/30/2012	A	4,594,682

185,000	FL HFC (Logan’s Pointe Apartments)	6.276	[4]	12/01/2029	04/30/2012	A	60,841

25,000	FL HFC (Marina Bay Apartments)	5.750		08/01/2033	04/30/2012	A	25,023

125,000	FL HFC (Peacock Run Apartments)	5.400		08/01/2042	08/01/2012	A	125,236

350,000	FL HFC (Raceway Pointe Apartments)	5.950		09/01/2032	09/01/2012	A	350,585

110,000	FL HFC (Raceway Pointe Partners)	5.750		09/01/2027	09/01/2012	A	110,054

15,000	FL HFC (River Trace Senior Apartments)	5.700		07/01/2035	04/30/2012	A	15,012

20,000	FL HFC (Sanctuary Winterlakes)	5.850		09/01/2026	04/30/2012	A	20,023

270,000	FL HFC (Spring Harbor Apartments)	5.500		08/01/2019	04/30/2012	A	270,257

85,000	FL HFC (Spring Harbor Apartments)	5.900		08/01/2039	04/30/2012	A	85,000

25,000	FL HFC (Sundance Pointe Associates)	5.750		08/01/2033	04/30/2012	A	25,022

20,000	FL HFC (Waterbridge Apartments)	5.125		08/01/2027	05/04/2027	B	19,399

50,000	FL HFC (Waverly Apartments)	6.200		07/01/2035	07/01/2012	A	50,191

295,000	FL HFC (Westwood Apartments)	5.450		02/01/2041	04/30/2012	A	295,139

40,000	FL HFC (Winterlakes Sanctuary), Series H-1	6.000		09/01/2032	04/30/2012	A	40,046

265,000	FL HFC (Woodridge Apartments)	5.850		10/01/2033	01/30/2032	B	264,979

35,000	FL HFC (Woodridge Apartments)	6.000		10/01/2039	03/03/2037	B	35,000
25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount		Coupon	Maturity	Maturity**		Value

Florida Continued

$45,000	FL HFC (Woods Vero Beach)	5.750%	10/01/2024	04/30/2012	A	$45,035

435,000	FL Municipal Loan Council	5.375	11/01/2030	04/30/2012	A	435,465

15,000	FL Municipal Loan Council	5.750	11/01/2013	04/30/2012	A	15,056

25,000	FL State Board of Regents (Florida International University)	5.375	07/01/2016	04/30/2012	A	25,101

20,000	FL Water Pollution Control	5.500	01/15/2014	04/30/2012	A	20,084

10,000	Gainesville, FL Utilities System	6.000	10/01/2014	04/30/2012	A	10,046

1,030,000	Greater Orlando, FL Aviation Authority[2]	5.000	10/01/2026	10/01/2022	A	1,111,020

1,080,000	Greater Orlando, FL Aviation Authority[2]	5.000	10/01/2027	10/01/2022	A	1,158,743

1,135,000	Greater Orlando, FL Aviation Authority[2]	5.000	10/01/2028	10/01/2022	A	1,211,976

1,195,000	Greater Orlando, FL Aviation Authority[2]	5.000	10/01/2029	10/01/2022	A	1,266,652

1,385,000	Greater Orlando, FL Aviation Authority[2]	5.000	10/01/2032	10/01/2022	A	1,448,364

155,000	Greater Orlando, FL Aviation Authority	5.125	10/01/2021	10/01/2012	A	157,742

405,000	Gulf Breeze, FL GO	6.050	12/01/2015	04/30/2012	A	406,337

1,640,000	Halifax, FL Hospital Medical Center	5.250	06/01/2026	06/01/2016	A	1,680,984

3,500,000	Hialeah Gardens, FL Health Facilities Authority (SJRNC/VMNRC/SJR/CHFTEH/SANC Obligated Group)	5.250	08/15/2024	08/15/2017	A	3,688,090

25,000	Hialeah, FL Hsg. Authority	5.300	12/20/2018	06/20/2012	A	25,549

525,000	Highlands, FL Community Devel. District	7.090	05/01/2020	05/01/2020		262,784

2,000,000	Hillsborough County, FL IDA (National Gypsum Company)	7.125	04/01/2030	04/01/2030		1,872,220

100,000	Hillsborough County, FL IDA (Tampa Electric Company)	5.500	10/01/2023	10/01/2012	A	102,073

750,000	Hillsborough County, FL Port District (Tampa Port Authority)	5.750	06/01/2018	06/01/2012	A	761,978

180,000	Hillsborough County, FL Port District (Tampa Port Authority)	5.750	06/01/2020	06/01/2012	A	182,875

95,000	Jacksonville, FL Capital Improvement (Gator Bowl)	5.250	10/01/2025	04/30/2012	A	95,347

3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)	5.500	10/01/2030	10/01/2015	A	3,764,615

10,555,000	Jacksonville, FL EDC (Met Packaging Solutions)	5.875	06/01/2025	06/01/2016	A	11,282,345

2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)	5.875	06/01/2031	06/01/2016	A	3,055,849

10,000,000	Jacksonville, FL EDC (Metropolitan Parking Solutions)	5.750	10/01/2024	10/01/2015	A	10,573,400

13,020,000	Jacksonville, FL Port Authority	6.000	11/01/2038	11/01/2012	A	13,163,220

2,000,000	Jacksonville, FL Sales Tax (Better Jacksonville)	5.000	10/01/2026	10/01/2022	A	2,219,980

5,000,000	Jacksonville, FL Sales Tax (Better Jacksonville)	5.000	10/01/2028	10/01/2022	A	5,463,500

5,000	Jacksonville, FL Sales Tax (River City Renaissance)	5.125	10/01/2018	04/30/2012	A	5,015

2,800,000	Jacksonville, FL Transit	5.000	10/01/2027	10/01/2022	A	3,091,312

5,000,000	Jacksonville, FL Transit	5.000	10/01/2029	10/01/2022	A	5,450,000

25,000	Lakeland, FL Light & Water	5.750	10/01/2019	04/30/2012	A	27,121

26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Florida Continued

$10,000	Lee County, FL COP (Master Lease)	5.125%	10/01/2012	04/30/2012	A	$10,035

6,420,000	Lee County, FL Solid Waste System	5.000	10/01/2020	10/01/2016	A	6,618,121

215,000	Lexington Oaks, FL Community Devel. District	6.700	05/01/2033	05/01/2012	A	218,219

20,000	Manatee County, FL HFA (Single Family Mtg.)	5.300	09/01/2028	09/01/2015	A	20,137

10,000	Manatee County, FL HFA (Single Family Mtg.)	5.400	03/01/2029	09/01/2012	A	10,388

10,000	Manatee County, FL HFA (Single Family Mtg.)	5.500	03/01/2035	09/01/2015	A	10,336

5,000	Manatee County, FL HFA, Series A5	9.125	06/01/2016	01/21/2014	B	4,000

15,000	Manatee County, FL Port Authority	5.400	10/01/2013	04/30/2012	A	15,056

35,000	Martin County, FL Health Facilities Authority (Martin Memorial Medical Center)	5.250	11/15/2020	04/30/2012	A	35,041

10,125,000	Martin County, FL IDA (Indiantown Cogeneration)	7.875	12/15/2025	04/30/2012	A	10,160,741

270,000	Martin County, FL IDA (Indiantown Cogeneration)	8.050	12/15/2025	04/30/2012	A	270,953

5,740,000	Miami, FL (Homeland Defense)	5.000	01/01/2026	01/01/2017	A	5,894,521

55,000	Miami, FL Community Redevel. (Southeast Overtown/Park West)	8.500	10/01/2015	04/30/2012	A	55,237

25,000	Miami-Dade County, FL Aviation	5.250	10/01/2015	04/30/2012	A	25,066

20,000	Miami-Dade County, FL Aviation	5.250	10/01/2016	04/30/2012	A	20,049

50,000	Miami-Dade County, FL Aviation	5.250	10/01/2017	04/30/2012	A	50,109

100,000	Miami-Dade County, FL Aviation	5.250	10/01/2018	04/30/2012	A	100,189

15,000	Miami-Dade County, FL Aviation (Miami International Airport)	5.250	10/01/2022	10/01/2012	A	15,167

2,650,000	Miami-Dade County, FL Aviation (Miami International Airport)	5.375	10/01/2025	10/01/2012	A	2,675,679

250,000	Miami-Dade County, FL Aviation (Miami International Airport)	5.750	10/01/2017	10/01/2012	A	254,508

5,000,000	Miami-Dade County, FL Aviation (Miami International Airport)	5.750	10/01/2018	10/01/2012	A	5,084,200

395,000	Miami-Dade County, FL Aviation (Miami International Airport)	5.750	10/01/2019	10/01/2012	A	401,498

3,500,000	Miami-Dade County, FL Aviation (Miami International Airport)	5.750	10/01/2020	10/01/2012	A	3,554,180

50,000	Miami-Dade County, FL Aviation (Miami International Airport)	5.750	10/01/2024	04/30/2012	A	50,436

4,325,000	Miami-Dade County, FL Aviation (Miami International Airport)	6.000	10/01/2024	04/30/2012	A	4,355,708

5,310,000	Miami-Dade County, FL Aviation (Miami International Airport)	6.000	10/01/2029	04/30/2012	A	5,345,258

15,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)	6.000	10/01/2015	04/27/2012	A	15,031

35,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)	6.050	10/01/2019	04/30/2012	A	35,061

27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity**		Value

Florida Continued

$35,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)	6.100%		10/01/2029	04/30/2012	A	$35,038

4,960,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)	6.200		10/01/2039	04/30/2012	A	4,965,208

1,225,000	Miami-Dade County, FL HFA (Homeownership Mtg.)	5.450		10/01/2038	05/15/2014	A	1,239,688

200,000	Miami-Dade County, FL HFA (Marbrisa Apartments)	6.050		08/01/2029	08/01/2012	A	200,372

1,335,000	Miami-Dade County, FL HFA (Sunset Bay Apartments)	6.050		01/01/2041	01/01/2013	A	1,347,322

3,280,000	Miami-Dade County, FL IDA (BAC Funding Corp.)	5.250		10/01/2020	04/30/2012	A	3,325,231

100,000	Miami-Dade County, FL Special Obligation (Courthouse Center)	4.750		04/01/2018	04/30/2012	A	100,331

20,000	Miami-Dade County, FL Special Obligation, Series B	5.426	[4]	10/01/2031	10/01/2031		6,539

15,000	Miami-Dade County, FL Stormwater Utility	5.000		04/01/2019	04/30/2012	A	15,046

180,000	Miami-Dade County, FL Water & Sewer	5.000		10/01/2029	04/30/2012	A	180,484

5,000	North Palm Beach Heights, FL Water Control District, Series A	6.500		10/01/2012	04/30/2012	A	5,026

15,000	North Palm Beach Heights, FL Water Control District, Series B	6.500		10/01/2012	04/30/2012	A	15,077

195,000	Oakland, FL Charter School	6.950		12/01/2015	07/04/2014	B	202,687

25,000	Okaloosa County, FL Airport	5.500		10/01/2023	10/01/2013	A	25,079

930,000	Orange County, FL HFA	5.650		09/01/2034	09/01/2013	A	937,366

15,000	Orange County, FL HFA (Homeowner)	5.000		09/01/2017	09/01/2012	A	15,093

40,000	Orange County, FL HFA (Loma Vista)	5.400		09/01/2019	04/30/2012	A	40,006

15,000	Orange County, FL HFA (Loma Vista)	5.450		09/01/2024	07/13/2022	B	14,708

120,000	Orange County, FL HFA (Loma Vista)	5.500		03/01/2032	05/26/2029	B	112,018

890,000	Orange County, FL HFA (Seminole Pointe)	5.650		12/01/2017	06/01/2012	A	890,881

12,865,000	Orlando & Orange County, FL Expressway Authority	5.000		07/01/2030	07/01/2013	A	13,179,292

1,200,000	Orlando, FL Tourist Devel. Tax	5.250		11/01/2023	11/01/2017	A	1,278,900

120,000	Palm Beach County, FL Health Facilities Authority (ACTS Retirement/Life Communities)	5.125		11/15/2029	04/30/2012	A	120,024

145,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)	5.500		12/01/2021	12/01/2012	A	145,555

225,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)	5.625		12/01/2031	12/01/2012	A	225,207

100,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)	5.250		08/01/2018	04/30/2012	A	100,245

210,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)	5.250		08/01/2023	04/30/2012	A	210,336

28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Florida Continued

$20,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)	5.600%	12/01/2012	04/30/2012	A	$20,058

140,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)	5.800	12/01/2017	04/30/2012	A	141,344

400,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)	5.850	12/01/2022	04/30/2012	A	400,612

250,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)	5.900	06/01/2029	04/30/2012	A	250,248

175,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)	6.100	08/01/2029	04/30/2012	A	175,219

130,000	Palm Beach County, FL HFA (Pinnacle Palms Apartments)	5.650	07/01/2031	04/30/2012	A	130,112

820,000	Palm Beach County, FL HFA (Windsor Park Apartments)	5.850	12/01/2033	04/30/2012	A	820,377

200,000	Palm Beach County, FL HFA (Windsor Park Apartments)	5.900	06/01/2038	04/30/2012	A	200,080

1,000,000	Palm Glades, FL Community Devel. District Special Assessment	7.250	08/01/2016	08/01/2016		963,820

60,000	Pasco County, FL HFA (Pasco Woods)	5.700	08/01/2019	04/30/2012	A	60,094

850,000	Pasco County, FL HFA (Pasco Woods)	5.800	08/01/2029	04/30/2012	A	850,697

1,200,000	Pinellas County, FL HFA (Oaks of Clearwater)	6.250	06/01/2034	12/01/2013	A	1,232,052

2,955,000	Pinellas County, FL HFA (Oaks of Clearwater)	6.375	06/01/2019	10/03/2013	A	3,087,739

25,000	Port Palm Beach, FL District	5.300	09/01/2014	04/30/2012	A	25,058

50,000	Port Palm Beach, FL District	5.375	09/01/2017	04/30/2012	A	50,088

20,000	Port Palm Beach, FL District	5.500	09/01/2019	04/30/2012	A	20,029

335,000	Port Palm Beach, FL District	5.500	09/01/2024	04/30/2012	A	335,271

285,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	137,840

10,025,000	Seminole Tribe, FL Special Obligation	5.750	10/01/2022	10/01/2017	A	10,604,846

1,280,000	St. Johns County, FL IDA (World Golf Foundation)	5.500	09/01/2016	04/30/2012	A	1,295,987

25,000	St. Johns County, FL IDA (World Golf Foundation)	5.500	03/01/2017	04/30/2012	A	25,053

1,420,000	St. Johns County, FL IDA (World Golf Foundation)	5.500	09/01/2017	09/01/2012	A	1,435,705

1,300,000	St. Johns County, FL IDA (World Golf Foundation)	5.500	09/01/2018	09/01/2012	A	1,312,961

20,000	St. Petersburg Beach, FL GO	5.250	10/01/2013	04/30/2012	A	20,080

2,865,000	Sumter Landing, FL Community Devel. District	5.000	10/01/2020	06/06/2015	A	2,952,096

4,650,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)	6.250	12/01/2020	05/31/2012	A	4,649,489

65,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)	6.375	12/01/2030	04/30/2012	A	65,079

29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Florida Continued

$55,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)	6.000%	12/01/2015	04/30/2012	A	$55,250

1,000,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)	6.500	08/01/2017	04/08/2015	B	993,240

2,460,000	Tampa, FL Revenue (University of Tampa)	5.500	04/01/2022	04/30/2012	A	2,464,034

25,000	University of South Florida (University Bookstore)	6.000	07/01/2014	04/30/2012	A	25,103

1,000,000	Village Center, FL Community Devel. District Recreational	5.200	11/01/2025	11/01/2012	A	1,000,920

14,410,000	Village Center, FL Community Devel. District Recreational	5.375	11/01/2034	11/01/2015	A	14,518,940

520,000	Village, FL Community Devel. District	7.625	05/01/2017	05/01/2012	A	521,518

10,000	Volusia County, FL HFA (Spring Arbor Apartments)	5.200	08/01/2023	04/30/2012	A	10,010

1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[5]	5.125	05/01/2013	05/01/2013		298,240

698,844	Watergrass, FL Community Devel.

	District Special Assessment	6.960	11/01/2017	11/01/2017		647,486

						259,288,778

Georgia—1.2%

55,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)	6.125	03/01/2017	04/30/2012	A	55,115

115,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)	6.200	03/01/2027	04/30/2012	A	115,161

700,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)	5.300	05/15/2026	04/30/2012	A	700,700

40,000	Atlanta, GA GO	5.000	12/01/2016	06/09/2016	B	45,717

500,000	Atlanta, GA Tax Allocation (Eastside)	5.625	01/01/2016	01/18/2014	A	531,575

220,000	Atlanta, GA Water & Wastewater Authority	6.000	11/01/2028	11/01/2019	A	256,278

350,000	Atlanta, GA Water & Wastewater Authority	6.250	11/01/2039	11/01/2019	A	404,544

15,000	Chatham County, GA Hospital Authority (Memorial Health Medical Center)	6.000	01/01/2017	07/01/2012	A	15,057

50,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center/Memorial Health Obligated Group)	5.750	01/01/2029	01/01/2014	A	50,293

2,040,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)	5.250	01/01/2016	04/30/2012	A	2,041,244

2,295,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)	5.500	01/01/2021	02/21/2019	B	2,277,512

700,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)	5.700	01/01/2019	04/30/2012	A	700,168

18,900,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)	6.125	01/01/2024	07/01/2012	A	18,944,226

30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Georgia Continued

$95,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)	5.650%	07/01/2017	04/30/2012	A	$95,155

150,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)	5.750	07/01/2029	04/30/2012	A	150,129

455,000	Cobb County, GA Hospital Authority (Wellstar Cobb Hospital/CHS Foundation Obligated Group)	5.250	04/01/2024	04/01/2013	A	475,175

15,000	Colquitt County, GA Hospital Authority Anticipation Certificates	5.500	03/01/2016	09/01/2012	A	15,301

8,525,000	East Point, GA (Camp Creek), Series B	8.000	02/01/2026	08/01/2012	A	8,567,796

895,000	Fulton County, GA Devel. Authority (Catholic Health East)	5.250	11/15/2020	05/15/2019	A	1,027,558

915,000	Fulton County, GA Devel. Authority (Catholic Health East)	5.500	11/15/2021	05/15/2019	A	1,052,433

305,000	Fulton County, GA Devel. Authority (Clark Atlanta University)	5.375	01/01/2020	12/30/2015	B	298,641

45,000	Fulton County, GA Devel. Authority (Clark Atlanta University)	5.375	01/01/2020	04/04/2015	B	42,447

15,000	GA HFA (Single Family Mtg.)	5.100	12/01/2020	04/30/2012	A	15,426

15,000	GA HFA (Single Family Mtg.)	5.125	06/01/2019	04/30/2012	A	15,017

15,000	GA HFA (Single Family Mtg.)	5.300	12/01/2022	04/30/2012	A	15,016

595,000	GA HFA (Single Family Mtg.)	5.350	12/01/2022	04/30/2012	A	595,643

2,860,000	GA Main Street Natural Gas	5.000	03/15/2014	03/15/2014		2,998,653

100,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	04/30/2012	A	100,295

10,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	04/30/2012	A	10,031

50,000	GA Private Colleges & University Authority (Mercer Hsg. Corp.)	5.375	06/01/2017	04/30/2012	A	50,033

4,305,000	Lawrenceville, GA Hsg. Authority (Knollwood Park Apartments)	6.250	12/01/2029	05/01/2012	A	4,426,832

30,000	Macon-Bibb County, GA Industrial Authority	6.000	05/01/2013	04/30/2012	A	30,127

140,000	Macon-Bibb County, GA Industrial Authority	6.100	05/01/2018	04/30/2012	A	140,371

270,000	Monroe County, GA Devel. Authority	5.000	11/01/2023	11/01/2012	A	275,905

65,000	Richmond County, GA Devel. Authority (International Paper Company)	5.400	02/01/2023	04/30/2012	A	65,014

50,000	Richmond County, GA Devel. Authority (International Paper Company)	5.800	12/01/2020	04/30/2012	A	50,048

195,000	Richmond County, GA Devel. Authority (International Paper Company)	6.250	02/01/2025	04/30/2012	A	196,496

120,000	Vienna, GA Water & Sewer (Tyson Foods)	5.625	09/01/2012	09/01/2012		119,122

4,525,000	Ware County, GA Hospital Authority (Satilla Health Services)	5.500	03/01/2020	04/30/2012	A	4,779,396

						51,745,650

31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Hawaii—1.5%

$6,025,000	HI Dept. of Budget & Finance (Hawaiian Electric Company)	6.150%	01/01/2020	04/30/2012	A	$6,093,083

15,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific Health)	6.400	07/01/2013	07/01/2012	A	15,302

265,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)	5.450	11/01/2023	04/30/2012	A	265,050

25,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)	5.500	12/01/2014	04/30/2012	A	25,106

520,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)	5.650	10/01/2027	10/01/2012	A	529,953

24,405,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)	5.700	07/01/2020	04/30/2012	A	24,436,238

23,695,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)	5.750	12/01/2018	04/30/2012	A	23,792,150

7,330,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)	6.200	11/01/2029	04/30/2012	A	7,333,079

4,285,000	HI Harbor System, Series A	5.750	07/01/2029	04/30/2012	A	4,298,583

30,000	HI HFDC (Single Family Mtg.)	5.750	07/01/2030	04/30/2012	A	30,210

375,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)	6.375	07/01/2032	07/01/2012	A	375,135

						67,193,889

Idaho—0.1%

145,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.300	07/01/2027	01/01/2016	A	150,195

5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.400	07/01/2018	04/30/2012	A	5,008

10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.400	07/01/2020	04/30/2012	A	10,197

180,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.400	07/01/2021	04/30/2012	A	181,521

60,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.550	07/01/2016	04/30/2012	A	60,118

10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.600	07/01/2021	04/30/2012	A	10,209

90,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.625	07/01/2015	04/30/2012	A	90,425

10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.750	07/01/2016	04/30/2012	A	10,050

10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.800	01/01/2021	04/30/2012	A	10,102

20,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	6.000	07/01/2029	04/30/2012	A	20,196

10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	6.050	01/01/2026	04/30/2012	A	10,014

5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-2	6.200	07/01/2028	04/30/2012	A	5,097

10,000	ID Hsg. Agency (Multifamily Hsg.)	6.700	07/01/2024	04/30/2012	A	10,019

25,000	ID Hsg. Agency (Single Family Mtg.)	6.450	07/01/2027	04/30/2012	A	25,121

5,000	Malad, ID Water	5.500	03/01/2014	09/01/2012	A	5,071

1,790,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A	5.500	08/01/2017	02/20/2014	A	1,797,232

1,000,000	Power County, ID Pollution Control (FMC Corp.)	5.625	10/01/2014	04/30/2012	A	1,000,410

						3,400,985

32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity**		Value

Illinois—12.1%

$850,000	Bedford Park, IL Tax	5.125%		12/30/2018	01/11/2018	B	$830,051

75,000	Bryant, IL Pollution Control (Central Illinois Light Company)	5.900		08/01/2023	04/30/2012	A	75,103

715,000	Bryant, IL Pollution Control (Central Illinois Light Company)	5.900		08/01/2023	04/30/2012	A	716,373

27,500,000	Centerpoint, IL Intermodal Center Program	5.950	[3]	06/15/2023	12/16/2012	A	27,556,375

240,000	Chicago, IL (Single Family Mtg.)	6.000		10/01/2033	04/01/2017	A	249,583

32,965,000	Chicago, IL Board of Education[1]	5.250		12/01/2024	12/01/2024		36,589,722

12,850,000	Chicago, IL Hsg. Authority	5.000		07/01/2024	07/01/2016	A	14,019,607

10,000	Chicago, IL Metropolitan Hsg. Devel. Corp.	6.850		07/01/2022	04/30/2012	A	10,026

460,000	Chicago, IL Midway Airport	5.750		01/01/2017	04/30/2012	A	461,247

65,000	Chicago, IL Midway Airport, Series A	5.000		01/01/2028	04/30/2012	A	65,028

30,435,000	Chicago, IL Midway Airport, Series A	5.500		01/01/2029	04/30/2012	A	30,523,262

1,390,000	Chicago, IL Midway Airport, Series B	5.625		01/01/2029	04/30/2012	A	1,391,279

5,930,000	Chicago, IL Midway Airport, Series B	5.750		01/01/2022	04/30/2012	A	5,940,674

20,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)	5.500		12/20/2019	04/30/2012	A	20,030

75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)	5.600		01/01/2041	01/01/2016	A	77,357

25,000	Chicago, IL Multifamily Hsg. (St. Edmund’s Village)	6.125		09/20/2024	04/30/2012	A	25,040

100,000	Chicago, IL O’Hare International Airport	5.250		01/01/2016	04/30/2012	A	100,267

3,410,000	Chicago, IL O’Hare International Airport	5.375		01/01/2019	04/30/2012	A	3,419,446

3,795,000	Chicago, IL O’Hare International Airport	5.500		01/01/2016	04/30/2012	A	3,807,751

350,000	Chicago, IL O’Hare International Airport	5.500		01/01/2018	04/30/2012	A	351,204

150,000	Chicago, IL O’Hare International Airport	5.500		01/01/2019	04/30/2012	A	150,516

3,335,000	Chicago, IL O’Hare International Airport	5.500		01/01/2024	04/30/2012	A	3,344,171

5,000,000	Chicago, IL O’Hare International Airport	5.625		01/01/2020	04/30/2012	A	5,014,900

75,000	Chicago, IL O’Hare International Airport	5.750		01/01/2014	04/30/2012	A	75,254

650,000	Chicago, IL O’Hare International Airport	5.750		01/01/2018	04/30/2012	A	652,002

5,500,000	Chicago, IL O’Hare International Airport	5.750		01/01/2019	04/30/2012	A	5,516,940

11,400,000	Chicago, IL O’Hare International Airport	5.750		01/01/2020	01/01/2014	A	12,100,758

10,000,000	Chicago, IL O’Hare International Airport	5.750		01/01/2021	04/30/2012	A	10,030,800

8,000,000	Chicago, IL O’Hare International Airport	5.750		01/01/2023	01/01/2014	A	8,466,160

59,145,000	Chicago, IL O’Hare International Airport	6.000		01/01/2029	01/01/2014	A	63,213,585

10,100,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.000		01/01/2016	05/31/2012	A	10,132,118

60,000	Chicago, IL O’Hare International Airport (General Airport)	5.250		01/01/2030	01/01/2014	A	60,721

60,000	Chicago, IL O’Hare International Airport (General Airport)	5.250		01/01/2034	01/01/2014	A	60,520

5,000	Chicago, IL O’Hare International Airport (General Airport)	5.500		01/01/2016	04/30/2012	A	5,016

33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Illinois Continued

$14,250,000	Chicago, IL O’Hare International Airport (General Airport)	5.500%	01/01/2022	04/30/2012	A	$14,291,040

5,275,000	Chicago, IL O’Hare International Airport (General Airport)	5.750	01/01/2020	04/30/2012	A	5,291,247

5,000	Chicago, IL O’Hare International Airport (General Airport), Series A	5.250	01/01/2023	04/30/2012	A	5,009

3,645,000	Chicago, IL O’Hare International Airport (General Airport), Series A	5.375	01/01/2032	04/30/2012	A	3,648,791

110,000	Chicago, IL O’Hare International Airport (General Airport), Series A	5.500	01/01/2016	04/30/2012	A	110,370

7,015,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)	5.350	01/01/2026	04/30/2012	A	7,025,031

13,235,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)	5.375	01/01/2032	04/30/2012	A	13,248,764

100,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)	5.500	01/01/2022	04/30/2012	A	100,288

2,135,503	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	02/02/2015	A	2,244,307

10,100,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)	6.000	11/01/2015	04/30/2012	A	10,111,110

125,000	IL Civic Center	5.000	12/15/2013	04/30/2012	A	125,461

50,000	IL COP	5.800	07/01/2017	04/30/2012	A	50,050

1,555,000	IL COP	6.375	07/01/2017	04/30/2012	A	1,557,270

175,000	IL Dept. of Central Management Services COP	6.150	07/01/2013	04/30/2012	A	175,744

40,000	IL Dept. of Central Management Services COP	6.200	07/01/2014	04/30/2012	A	40,172

7,245,000	IL Dept. of Central Management Services COP	6.200	07/01/2017	04/30/2012	A	7,276,081

255,000	IL Devel. Finance Authority (Adams County Mental Health Center/Adult Comprehensive Human Services Obligated Group)	6.000	07/01/2015	07/01/2015		243,048

10,000	IL Devel. Finance Authority (Community Rehabilitation Providers)	5.700	07/01/2019	09/25/2014	B	8,716

5,000	IL Devel. Finance Authority (Community Rehabilitation Providers)	6.050	07/01/2019	07/01/2019		4,453

3,000,000	IL Devel. Finance Authority (Depaul University)[2]	5.250	10/01/2024	10/01/2014	A	3,221,640

25,000	IL Devel. Finance Authority (Local Government Program)	5.350	01/01/2021	04/30/2012	A	25,085

265,000	IL Devel. Finance Authority (Provena Health)	5.125	05/15/2023	04/30/2012	A	265,093

220,000	IL Devel. Finance Authority (Provena Health)	5.250	05/15/2018	04/30/2012	A	220,253

2,000,000	IL Devel. Finance Authority (Provena Health)	5.750	05/15/2013	04/30/2012	A	2,004,480

4,835,000	IL Devel. Finance Authority (Provena Health)	5.750	05/15/2014	04/30/2012	A	4,845,685

3,250,000	IL Devel. Finance Authority (Provena Health)	5.750	05/15/2015	04/30/2012	A	3,261,180

445,000	IL Devel. Finance Authority (Provena Health)	5.750	05/15/2016	04/30/2012	A	445,828

34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Illinois Continued

$950,000	IL Devel. Finance Authority (Roosevelt University)	5.250%	04/01/2022	04/01/2017	A	$977,313

30,000	IL Devel. Finance Authority (Round Lake School 116)	5.450	01/01/2019	04/30/2012	A	30,099

20,000	IL Devel. Finance Authority (Round Lake School 116)	5.800	01/01/2020	04/30/2012	A	20,072

23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)	8.000	06/01/2032	06/01/2012	A	23,657,403

425,000	IL Devel. Finance Authority Pollution Control (Amerencips)	5.500	03/01/2014	04/30/2012	A	425,285

1,325,000	IL Devel. Finance Authority Pollution Control (Central Illinois Public Service Company)	5.950	08/15/2026	04/30/2012	A	1,325,424

240,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)	5.400	03/01/2028	04/30/2012	A	240,125

11,825,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)	5.700	02/01/2024	04/30/2012	A	11,838,362

80,000	IL Devel. Finance Authority Water Facilities (Northern Illinois Water Company)	5.000	02/01/2028	02/01/2028		79,648

285,000	IL Devel. Finance Authority Water Facilities (Northern Illinois Water Company)	5.500	12/01/2026	04/30/2012	A	285,114

1,200,000	IL Educational Facilities Authority (Augustana College)	5.625	10/01/2022	10/01/2012	A	1,208,592

50,000	IL Educational Facilities Authority (Robert Morris College)	5.250	06/01/2013	04/30/2012	A	50,149

50,000	IL Educational Facilities Authority (Robert Morris College)	5.250	06/01/2014	04/30/2012	A	50,142

100,000	IL Educational Facilities Authority (Robert Morris College)	5.375	06/01/2015	04/30/2012	A	100,277

65,000	IL Educational Facilities Authority (Robert Morris College)	5.500	06/01/2017	04/30/2012	A	65,179

3,130,000	IL Finance Authority (Little Company of Mary Hospital and Health Care Centers)	5.500	08/15/2031	08/15/2015	A	3,235,231

100,000	IL Finance Authority (Palos Community Hospital/St. George Corp. Obligated Group)	5.000	05/15/2027	05/15/2017	A	103,440

17,315,000	IL Finance Authority (Resurrection Health)	6.125	05/15/2025	05/15/2019	A	19,344,837

650,000	IL Finance Authority (Roosevelt University)	5.125	04/01/2019	04/01/2017	A	673,907

700,000	IL Finance Authority (Roosevelt University)	5.125	04/01/2020	04/01/2017	A	724,794

170,000	IL Finance Authority (Roosevelt University)	5.400	04/01/2027	04/01/2017	A	173,883

2,125,000	IL Finance Authority (Roosevelt University)	5.750	04/01/2024	10/01/2019	A	2,277,193

8,085,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)	6.625	11/01/2039	05/01/2019	A	9,538,683

20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)	6.750	11/01/2024	11/01/2018	A	23,664

35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Illinois Continued

$4,100,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated Group)	5.500%	08/15/2018	12/01/2015	B	$4,144,936

2,000,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated)	6.000	08/15/2025	08/15/2015	A	2,116,580

5,000,000	IL Finance Authority (Swedish Covenant Hospital)	5.750	08/15/2029	02/15/2020	A	5,418,900

6,000,000	IL GO	5.000	08/01/2020	04/30/2012	A	6,015,660

6,500,000	IL GO	5.000	11/01/2020	04/30/2012	A	6,518,395

3,450,000	IL GO	5.000	11/01/2021	04/30/2012	A	3,459,453

3,285,000	IL GO	5.000	11/01/2022	04/30/2012	A	3,293,574

2,150,000	IL GO	5.000	12/01/2027	12/01/2012	A	2,195,387

14,235,000	IL GO	5.100	02/01/2019	04/30/2012	A	14,276,424

14,440,000	IL GO	5.125	04/01/2019	04/30/2012	A	14,482,309

100,000	IL GO	5.125	02/01/2021	04/30/2012	A	100,271

200,000	IL GO	5.125	02/01/2021	04/30/2012	A	200,570

100,000	IL GO	5.250	10/01/2020	10/01/2012	A	101,715

10,950,000	IL GO	5.250	04/01/2022	04/30/2012	A	10,981,098

12,410,000	IL GO	5.375	12/01/2025	04/30/2012	A	12,449,092

250,000	IL GO	5.500	08/01/2018	08/01/2012	A	253,380

350,000	IL GO	5.500	08/01/2019	08/01/2012	A	354,302

410,000	IL Health Facilities Authority (CHlthS/MMCtr/NIMC Obligated Group)	5.250	09/01/2024	04/30/2012	A	410,271

75,000	IL Health Facilities Authority (Covenant Retirement Communities)	5.125	12/01/2015	04/30/2012	A	75,098

4,500,000	IL Health Facilities Authority (CRC/CVC Obligated Group)	5.500	12/01/2022	12/01/2012	A	4,603,680

6,285,000	IL Health Facilities Authority (EMH/EMHH/EMHC Obligated Group)	5.500	01/01/2022	01/01/2013	A	6,469,213

1,670,000	IL Health Facilities Authority (EMH/EMHH/EMHC Obligated Group)	6.250	01/01/2017	01/01/2013	A	1,749,509

25,000	IL Health Facilities Authority (Holy Family Medical Center)	5.125	08/15/2017	04/30/2012	A	25,024

3,965,000	IL Health Facilities Authority (Ingalls Health System)	6.250	05/15/2014	04/30/2012	A	3,978,124

50,000	IL Health Facilities Authority (Rockford Memorial Hospital/Rockford Memorial Health Services Corp. Obligated Group)	5.000	08/15/2021	08/15/2012	A	49,997

155,000	IL Health Facilities Authority (Sherman Health System)	5.250	08/01/2017	04/30/2012	A	155,321

5,945,000	IL Health Facilities Authority (Sherman Health System)	5.250	08/01/2022	04/30/2012	A	5,952,075

36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Illinois Continued

$415,000	IL Health Facilities Authority (Sherman Health System)	5.250%	08/01/2027	04/30/2012	A	$415,091

500,000	IL Health Facilities Authority (Sherman Health System)	5.500	08/01/2012	04/30/2012	A	501,765

10,000	IL Hsg. Devel. Authority (Homeowner Mtg.)	5.500	08/01/2026	08/01/2014	A	10,018

480,000	IL Hsg. Devel. Authority, Series C-2	5.250	08/01/2022	08/01/2012	A	481,766

55,000	IL Sales Tax	5.500	06/15/2014	04/30/2012	A	55,218

13,000,000	IL Sports Facilities Authority	5.500	06/15/2030	06/15/2015	A	14,089,530

485,000	Lemont, IL GO	4.850	12/01/2016	04/30/2012	A	486,761

4,510,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	5.500	01/01/2020	08/12/2018	B	3,006,907

100,000	Melrose Park, IL Water	5.200	07/01/2018	07/01/2012	A	101,019

1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis	5.250	01/01/2021	01/01/2021		1,022,090

1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis	5.375	01/01/2022	01/01/2021	A	1,019,490

1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis	5.500	01/01/2023	01/01/2021	A	1,569,306

150,000	Southwestern IL Devel. Authority (Illinois-American Water Company)	5.000	02/01/2028	04/30/2012	A	150,053

50,000	Will-Kankakee, IL Regional Devel. Authority (Consumers Illinois Water Company)	5.400	09/01/2030	04/30/2012	A	50,016

						534,137,286

Indiana—1.2%

250,000	Boone County, IN Redevel. Commission	5.375	08/01/2023	02/01/2016	A	256,108

90,000	De Kalb County, IN Redevel. Authority	6.000	07/15/2018	04/30/2012	A	90,248

100,000	Delaware County, IN Redevel. District	6.875	02/01/2018	04/30/2012	A	100,223

2,420,000	East Chicago, IN Exempt Facilities (Inland Steel Company)	6.700	11/01/2012	11/01/2012		2,424,840

30,000	Fort Wayne, IN Sewage Works	5.000	08/01/2012	04/30/2012	A	30,112

3,260,000	Hammond, IN Local Public Improvement District	6.500	08/15/2025	07/15/2015	A	3,380,718

2,270,000	Hammond, IN Redevel. District (Marina Area)	6.000	01/15/2017	05/11/2015	B	2,327,772

7,220,000	IN Finance Authority (Deaconess Health System)	6.000	03/01/2029	03/01/2021	C	8,102,284

1,565,000	IN Finance Authority (Drexel University for Educational Excellence)	6.000	10/01/2021	10/01/2019	A	1,660,903

25,000	IN Health Facility Financing Authority (Community Hospital of Anderson)	6.000	01/01/2014	04/30/2012	A	25,084

455,000	IN Health Facility Financing Authority (Community Hospital of Anderson)	6.000	01/01/2023	04/30/2012	A	455,819

15,000	IN Health Facility Financing Authority (Marion General Hospital)	5.250	07/01/2027	07/01/2012	A	15,041

37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Indiana Continued

$3,810,000	IN Health Facility Financing Authority (Union Hospital)	5.125%	09/01/2018	04/30/2012	A	$3,815,372

10,675,000	IN Health Facility Financing Authority (Union Hospital)	5.250	09/01/2023	04/30/2012	A	10,682,152

225,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)	5.250	01/01/2037	03/01/2013	A	238,142

65,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)	6.450	01/01/2040	11/01/2013	A	67,285

3,000,000	Indianapolis, IN Local Public Improvement Bond Bank (Airport Authority)	5.000	01/01/2023	01/01/2013	A	3,032,640

1,470,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)	5.750	07/01/2030	05/10/2020	A	1,552,835

7,405,000	Jasper, IN Hospital Authority (Little Company of Mary Hospital of Indiana)	5.625	11/01/2022	11/01/2012	A	7,929,718

4,800,000	Lake County, IN Building Corp.	5.000	02/01/2024	02/01/2022	A	4,861,488

285,000	Madison County, IN Hospital Authority (Community Hospital of Anderson)	8.000	01/01/2014	04/30/2012	A	286,505

1,335,000	St. Joseph County, IN Economic Devel. (Madison Center)	5.450	02/15/2017	04/30/2012	A	1,336,388

1,510,000	St. Joseph County, IN Economic Devel. (Madison Center)	5.500	02/15/2021	04/30/2012	A	1,511,027

						54,182,704

Iowa—0.1%

2,000,000	Estherville, IA Hospital (Avera Holy Family Health)	6.250	07/01/2026	07/01/2012	A	2,007,860

Kansas—0.5%

2,550,000	Arkansas City, KS Public Building Commission (South Central Regional Medical Center)	7.000	09/01/2029	09/01/2019	A	3,052,197

2,000,000	KS Devel. Finance Authority (Susan B. Allen Memorial Hospital)	5.200	12/15/2018	04/30/2012	A	2,004,440

620,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)	4.800	04/01/2027	08/25/2021	B	494,946

415,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)	5.650	12/01/2036	10/16/2012	A	449,478

6,935,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.800	12/01/2038	07/08/2012	A	7,408,666

5,945,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.875	06/01/2039	08/27/2012	A	6,249,960

100,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)	6.950	06/01/2029	06/01/2029		101,250

						19,760,937

Kentucky—0.8%

2,535,000	Jefferson County, KY Health Facilities (University Medical Center)	5.500	07/01/2017	04/30/2012	A	2,540,831

38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Kentucky Continued

$120,000	Kenton County, KY Airport (Delta Airlines)[5]	8.000%	12/01/2015	12/01/2015		$1

135,000	KY Area Devel. Districts (City of Ewing)	5.400	12/01/2021	06/01/2012	A	135,528

70,000	KY Area Devel. Districts (City of Ewing)	5.700	06/01/2015	06/01/2012	A	70,565

3,315,000	KY EDFA (Owensboro Medical Health System)	6.000	06/01/2030	06/01/2020	A	3,674,247

15,000	KY Hsg. Corp.	5.450	07/01/2022	04/30/2012	A	15,017

15,000	KY Hsg. Corp., Series C	5.375	07/01/2027	04/30/2012	A	15,017

20,000	KY Infrastructure Authority	5.700	06/01/2013	06/01/2012	A	20,157

27,220,000	Louisville & Jefferson County, KY Metropolitan Government Health Facilities (Jewish Hospital & St. Mary’s Healthcare)	6.000	02/01/2022	02/01/2013	A	28,510,228

500,000	Russell, KY Revenue (BSHS/BSVHC/SJHPCF Obligated Group)	5.625	11/15/2030	11/15/2012	A	504,460

						35,486,051

Louisiana—3.5%

195,000	Caddo Parish, LA Industrial Devel. Board (Pennzoil Products Company)	5.600	12/01/2028	04/30/2012	A	195,179

70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)	6.000	07/01/2023	04/30/2012	A	70,055

400,000	Calcasieu Parish, LA Industrial Devel. Board (Conoco Phillips Holding Company/E.I. Dupont de Nemours Obligated Group)	5.750	12/01/2026	04/23/2012	A	400,536

180,000	Calcasieu Parish, LA Public Trust Authority	5.000	04/01/2028	04/01/2020	A	183,712

190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)	5.600	11/01/2022	04/30/2012	A	190,412

2,000,000	De Soto Parish, LA Environmental Improvement (International Paper Company)	5.850	11/01/2027	11/01/2013	A	2,089,180

140,000	De Soto Parish, LA Environmental Improvement (International Paper Company)	6.375	05/01/2025	05/01/2012	A	141,786

10,000	De Soto Parish, LA Pollution Control (Cleco Utility Group)	5.875	09/01/2029	04/30/2012	A	10,009

25,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)	5.500	10/01/2025	04/21/2012	A	25,026

5,690,000	Jefferson Parish, LA Hospital Service District No. 2 (East Jefferson General Hospital)	6.250	07/01/2026	07/01/2016	A	6,092,624

100,000	LA Gas & Fuels Tax	5.375	06/01/2020	06/01/2012	A	100,747

2,385,000	LA HFA (La Chateau)	6.000	09/01/2017	09/01/2017		2,453,593

1,850,000	LA HFA (La Chateau)	6.000	09/01/2020	05/20/2019	A	1,859,768

360,000	LA HFA (La Chateau)	7.250	09/01/2039	09/01/2019	A	368,762

165,000	LA HFA (Single Family Mtg.)	5.800	06/01/2035	09/27/2013	A	170,003

450,000	LA HFA (Single Family Mtg.)	6.375	06/01/2033	06/01/2012	A	456,368

15,000	LA HFA (St. Dominic Assisted Care)	6.300	09/01/2015	04/30/2012	A	15,048

25,000	LA HFA (St. Dominic Assisted Care)	6.850	09/01/2025	04/30/2012	A	25,060

20,000	LA HFA (St. Dominic Assisted Care)	6.950	09/01/2036	04/30/2012	A	20,355

39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Louisiana Continued

$2,070,000	LA Local Government EF&CD Authority (Bellemont Apartments)	6.000%	09/01/2022	05/22/2018	B	$1,818,122

7,500,000	LA State Citizens Property Insurance	6.125	06/01/2024	06/01/2013	A	8,004,825

505,000	LA State University & Agricultural & Mechanical College (Health Sciences Center)	6.200	05/01/2020	05/01/2012	A	507,050

1,125,000	LA State University & Agricultural & Mechanical College (Health Sciences Center)	6.375	05/01/2031	05/01/2012	A	1,129,376

74,950,000	LA Tobacco Settlement Financing Corp. (TASC)	5.875	05/15/2039	05/15/2012	A	75,393,704

42,230,000	LA Tobacco Settlement Financing Corp. (TASC), Series B	5.500	05/15/2030	05/15/2012	A	42,521,809

2,000,000	Morehouse Parish, LA Pollution Control (International Paper Company)	5.250	11/15/2013	11/15/2013		2,115,260

65,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)	5.500	07/15/2018	04/30/2012	A	65,099

230,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)	5.600	07/15/2025	04/30/2012	A	230,133

2,750,000	New Orleans, LA GO	5.125	09/01/2021	09/01/2012	A	2,789,298

30,000	New Orleans, LA Sewage Service	5.400	06/01/2017	04/30/2012	A	30,073

15,000	New Orleans, LA Sewage Service	5.500	06/01/2017	06/01/2012	A	15,077

1,000,000	New Orleans, LA Sewage Service	5.500	06/01/2017	06/01/2012	A	1,005,140

50,000	New Orleans, LA Sewage Service	5.500	06/01/2019	06/01/2012	A	50,243

20,000	New Orleans, LA Sewage Service	5.500	06/01/2020	06/01/2012	A	20,095

2,745,000	New Orleans, LA Water	5.000	12/01/2020	12/01/2012	A	2,795,673

310,000	Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)	6.100	08/01/2019	05/24/2016	B	277,428

30,000	St. John Baptist Parish, LA (USX Corp.)	5.350	12/01/2013	04/30/2012	A	30,056

						153,666,684

Maine—0.0%

345,000	Jay, ME Solid Waste Disposal (International Paper Company)	5.125	06/01/2018	06/01/2013	A	348,250

2,000,000	ME Abitibi Bowater[5]	7.750	10/01/2022	10/01/2022		20

20,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)	5.250	07/01/2031	04/30/2012	A	20,057

20,000	ME H&HEFA (Mid Coast Hospital/Community Partners Obligated Group)	6.000	07/01/2029	04/30/2012	A	20,076

25,000	ME H&HEFA, Series A	6.000	07/01/2024	04/30/2012	A	25,109

15,000	ME Municipal Bond Bank, Series B	5.850	11/01/2020	04/30/2012	A	15,067

						428,579

Maryland—0.3%

240,000	Annapolis, MD Economic Devel. (St. John’s College)	5.500	10/01/2018	04/30/2012	A	240,979

70,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	5.150	03/01/2018	04/30/2012	A	70,092

40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity**		Value

Maryland Continued

$5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	5.350%		07/01/2041	04/30/2012	A	$5,002

25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	5.375		09/01/2024	04/30/2012	A	25,023

3,540,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	5.750		09/01/2039	09/01/2016	A	3,738,275

275,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	6.250		07/01/2031	04/30/2012	A	275,363

8,550,000	MD Energy Financing Administration (Cogeneration-AES Warrior Run)	7.400		09/01/2019	04/30/2012	A	8,603,865

65,000	MD H&HEFA (Johns Hopkins Hospital)	5.500		07/01/2026	04/30/2012	A	65,078

55,000	MD Industrial Devel. Financing Authority (Bon Secours Health System)	5.500		08/15/2020	04/30/2012	A	55,100

630,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)	5.750		07/01/2029	07/01/2015	A	670,194

							13,748,971

Massachusetts—0.9%

1,200,000	MA Devel. Finance Agency (Ogden Haverhill)	5.500		12/01/2019	04/30/2012	A	1,201,500

2,800,000	MA Devel. Finance Agency (Springfield Res Rec)	5.625		06/01/2019	04/30/2012	A	2,806,692

3,780,000	MA Devel. Finance Agency (VOA Ayer)	6.200		02/20/2046	02/09/2015	A	4,135,169

285,000	MA Devel. Finance Agency Res Rec (Semass Partnership)	5.625		01/01/2016	04/30/2012	A	288,494

9,430,000	MA Educational Financing Authority	5.300		01/01/2016	04/30/2012	A	9,449,897

205,000	MA Educational Financing Authority, Series H	6.350		01/01/2030	01/01/2018	A	223,639

350,000	MA H&EFA (Berkshire Health Systems/Bershire Medical Center Obligate Group)	6.250		10/01/2031	10/01/2012	A	353,819

5,000	MA H&EFA (Beverly Hospital Corp.)	5.625		07/01/2013	04/30/2012	A	5,015

105,000	MA H&EFA (Boston Medical Center)	5.000		07/01/2019	04/30/2012	A	105,084

60,000	MA H&EFA (Boston Medical Center)	5.750		07/01/2031	07/01/2018	A	63,424

50,000	MA H&EFA (Capital Asset Program)	0.905	[3]	07/01/2030	04/05/2012	A	31,595

210,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)	5.250		11/15/2018	04/30/2012	A	210,223

20,000	MA HFA (Rental Mtg.)	5.500		07/01/2032	07/01/2012	A	20,018

3,005,000	MA HFA (Rental Mtg.)	5.600		01/01/2045	07/01/2012	A	3,010,379

70,000	MA HFA, Series B	5.300		12/01/2017	04/30/2012	A	70,179

2,450,000	MA HFA, Series C	5.250		07/01/2025	07/01/2013	A	2,506,350

265,000	MA Industrial Finance Agency (Avon Associates)	5.375		04/01/2020	04/29/2012	A	265,440

930,000	MA Industrial Finance Agency (Massachusetts American Water Company)	6.750		12/01/2025	04/30/2012	A	930,558

2,155,000	MA Industrial Finance Agency (Massachusetts American Water Company)	6.900		12/01/2029	04/30/2012	A	2,156,573

41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Massachusetts Continued

$200,000	MA Industrial Finance Agency (Merrimack College)	5.000%	07/01/2017	04/30/2012	A	$200,366

1,000,000	MA Industrial Finance Agency (Ogden Haverhill Associates)	5.600	12/01/2019	04/30/2012	A	1,003,490

225,000	MA Port Authority (US Airways)	5.750	09/01/2016	08/31/2012	A	224,996

750,000	MA Port Authority (US Airways)	5.875	09/01/2023	08/31/2012	A	749,940

2,935,000	MA Port Authority (US Airways)	6.000	09/01/2021	04/30/2012	A	2,936,556

4,000,000	MA Water Pollution Abatement Trust	5.250	02/01/2016	04/30/2012	A	4,016,240

1,000,000	MA Water Pollution Abatement Trust	5.500	08/01/2029	04/30/2012	A	1,003,640

						37,969,276

Michigan—2.3%

2,475,000	Detroit, MI Downtown Devel. Authority	5.000	07/01/2018	08/31/2015	B	2,448,666

2,000,000	Detroit, MI GO	5.000	04/01/2018	04/30/2012	A	2,002,040

500,000	Detroit, MI GO	5.250	04/01/2014	04/01/2014		483,640

390,000	Detroit, MI GO	5.375	04/01/2014	04/30/2012	A	390,417

1,000,000	Detroit, MI GO	5.375	04/01/2017	04/30/2012	A	1,000,550

195,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)	5.375	05/01/2018	03/11/2015	B	182,616

3,070,000	Dickinson County, MI Healthcare System	5.700	11/01/2018	04/30/2012	A	3,071,412

4,000,000	Ecorse City, MI GO	5.800	11/01/2026	07/22/2019	A	4,183,800

10,000	Farmington Hills, MI EDC (Botsford General Hospital)	5.700	02/15/2015	04/30/2012	A	10,022

155,000	Flint, MI Hospital Building Authority (Hurley Medical Center)	5.375	07/01/2020	04/30/2012	A	155,101

15,000	Grand Rapids, MI Charter Township (Porter Hills Foundation)	5.200	07/01/2014	04/30/2012	A	15,023

10,000	Huron Shore, MI Regional Utility Authority (Water & Sewer System)	5.625	05/01/2015	05/01/2012	A	10,045

5,000	Kalamazoo, MI (Downtown Devel.)	6.000	04/01/2013	07/02/2012	A	5,134

1,025,000	MI Hospital Finance Authority (Memorial Hospital)	5.875	11/15/2021	04/30/2012	A	1,026,138

2,755,000	MI Hospital Finance Authority (OUH/OHP/OHS Obligated Group)	6.000	04/01/2022	04/01/2013	A	2,981,984

20,000	MI Hospital Finance Authority (St. John Hospital)	5.750	05/15/2016	04/30/2012	A	20,954

50,000	MI Hsg. Devel. Authority, Series A	5.300	10/01/2037	04/01/2012	A	50,022

50,000	MI Municipal Bond Authority	6.000	11/01/2023	04/30/2012	A	50,197

10,000	MI Municipal Bond Authority	7.100	11/01/2014	04/30/2012	A	10,042

445,000	MI Public Educational Facilities Authority (Old Redford Academy)	5.000	12/01/2013	06/08/2013	B	449,370

9,840,000	MI Tobacco Settlement Finance Authority	5.125	06/01/2022	04/08/2019	B	8,378,071

750,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A	6.600	06/01/2022	04/30/2012	A	751,830

42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Michigan Continued

$20,000,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)	6.250%	08/01/2023	08/01/2014	A	$21,100,800

7,225,000	Wayne County, MI Airport Authority	4.000	12/01/2020	12/01/2020		7,397,172

13,415,000	Wayne County, MI Airport Authority	5.000	12/01/2021	12/01/2021		14,700,023

10,890,000	Wayne County, MI Airport Authority	5.000	12/01/2022	12/01/2021	A	11,748,350

5,830,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)	5.250	12/01/2021	12/01/2015	A	6,222,534

7,265,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)	5.250	12/01/2025	12/01/2015	A	7,523,489

2,345,000	Wayne County, MI Building Authority	5.250	06/01/2016	04/30/2012	A	2,354,310

2,925,000	Wayne, MI Charter County GO	6.750	11/01/2039	06/11/2019	A	3,266,260

25,000	Wexford County, MI Water Supply System	5.850	11/01/2012	04/30/2012	A	25,597

20,000	Wexford County, MI Water Supply System	6.250	11/01/2024	04/30/2012	A	20,446

						102,036,055

Minnesota—1.4%

60,000	Becker, MN Pollution Control (Northern States Power Company)	8.500	03/01/2019	08/27/2012	A	62,396

150,000	Becker, MN Pollution Control (Northern States Power Company)	8.500	09/01/2019	08/27/2012	A	155,990

58,000,000	Becker, MN Pollution Control (Northern States Power Company)	8.500	04/01/2030	08/27/2012	A	60,072,340

75,000	MN HFA (Single Family Mtg.)	5.600	07/01/2013	04/30/2012	A	75,292

2,000,000	Winona, MN Health Care Facilities (Winona Health Services/Winona Senior Services Obligated Group)	6.000	07/01/2026	07/01/2012	A	2,046,800

						62,412,818

Mississippi—0.9%

50,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	5.500	07/01/2021	04/30/2012	A	50,074

475,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	5.750	07/01/2031	04/30/2012	A	475,513

55,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.125	07/01/2015	04/30/2012	A	55,172

745,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.200	07/01/2018	04/30/2012	A	746,766

21,830,000	MS Business Finance Corp. (System Energy Resources)	5.875	04/01/2022	04/30/2012	A	21,899,856

8,885,000	MS Business Finance Corp. (System Energy Resources)	5.900	05/01/2022	04/30/2012	A	8,913,432

300,000	MS Home Corp. (Single Family Mtg.)	5.300	12/01/2023	04/01/2013	A	310,389

2,725,000	MS Home Corp. (Single Family Mtg.)	6.375	12/01/2032	04/30/2012	A	2,947,115

105,000	MS Home Corp. (Valley State Student Hsg.)	5.300	12/01/2028	01/09/2027	B	62,277

100,000	MS Small Business Enterprise	4.750	12/01/2017	06/01/2012	A	100,369

43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity**		Value

Mississippi Continued

$50,000	MS Small Business Enterprise	5.700%		12/01/2013	04/30/2012	A	$50,185

20,000	Tupelo, MS GO	5.900		08/01/2013	08/01/2012	A	20,358

3,000,000	Warren County, MS Environmental Improvement (International Paper Company)	5.850		11/01/2027	11/01/2013	A	3,133,770

1,075,000	Warren County, MS Environmental Improvement (International Paper Company)	6.250		09/01/2023	04/30/2012	A	1,077,881

							39,843,157

Missouri—0.9%

15,000	Bates County, MO Hospital (Bates County Memorial Hospital)	5.700		03/01/2026	04/30/2012	A	15,004

175,000	Belton, MO Tax Increment (Belton Town Center)	5.000		03/01/2014	09/06/2013	B	177,583

125,000	Belton, MO Tax Increment (Belton Town Center)	5.125		03/01/2015	03/01/2015		127,025

100,000	Belton, MO Tax Increment (Belton Town Center)	5.250		03/01/2016	03/01/2016		101,622

630,000	Branson, MO IDA (Branson Hills Redevel.)	6.250		05/01/2013	11/11/2012	B	638,524

4,095,000	Hanley/Eager Road, MO Transportation Devel. District	10.000	[6]	12/01/2033	04/30/2012	A	4,095,573

1,100,000	Kansas City, MO Tax Increment (Briarcliff West)	5.150		06/01/2016	08/02/2014	B	1,120,812

1,100,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	5.000		06/01/2021	11/01/2012	A	1,134,551

2,100,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	5.625		06/01/2023	09/01/2014	A	2,155,839

15,000	Lees Summit, MO Tax (Summitwoods Crossing)	6.250		05/01/2017	04/30/2012	A	15,009

870,000	Maplewood, MO Tax (Maplewood South Redevel.)	5.200		11/01/2022	09/02/2022	B	821,071

1,395,000	Meadows, MO Transportation Devel. District	5.400		05/01/2035	05/01/2018	A	1,463,787

5,000	MO Environmental Improvement & Energy Resources Authority	5.125		01/01/2019	04/30/2012	A	5,019

25,000	MO Environmental Improvement & Energy Resources Authority	5.450		01/01/2018	04/30/2012	A	25,062

240,000	MO Environmental Improvement & Energy Resources Authority (Missouri-American Water Company)	5.900		03/01/2030	04/30/2012	A	240,226

320,000	MO Environmental Improvement & Energy Resources Authority (St. Joseph Light & Power)	5.850		02/01/2013	04/30/2012	A	325,395

200,000	MO H&EFA (FHS)	5.500		02/15/2024	04/30/2012	A	200,360

20,000,000	MO H&EFA (SLHS/SLHOKC Obligated Group)	5.500		11/15/2028	11/15/2018	A	22,115,800

25,000	MO Monarch-Chesterfield Levee District	5.750		03/01/2019	04/30/2012	A	25,090

300,000	Raymore, MO Tax Increment	5.000		03/01/2013	03/01/2013		257,145
44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Missouri Continued

$275,000	Raymore, MO Tax Increment	5.125%	03/01/2014	03/01/2014		$205,444

230,000	Raymore, MO Tax Increment	5.125	03/01/2015	03/01/2015		147,481

1,850,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax	5.200	11/01/2021	06/18/2020	B	1,822,232

35,000	Sikeston, MO Electric	5.000	06/01/2022	04/30/2012	A	35,033

55,000	St. Charles County, MO IDA (Ashwood Apartments)	5.600	04/01/2030	04/30/2012	A	55,043

500,000	St. Joseph, MO IDA (Shoppes at North Village)	5.100	11/01/2019	11/01/2014	A	502,185

100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	6.250	07/01/2029	07/01/2019	A	112,929

675,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)	5.000	05/01/2024	08/27/2021	B	608,378

						38,549,222

Montana—0.1%

215,000	Crow, MT Finance Authority (Tribal)	5.700	10/01/2027	04/30/2012	A	215,415

755,000	MT Board of Hsg. (Single Family Mtg.)	5.750	12/01/2035	12/01/2013	A	762,807

5,000	MT Board of Hsg. (Single Family Mtg.)	6.250	12/01/2020	04/30/2012	A	5,101

2,330,000	MT Higher Education Student Assistance Corp.	6.400	12/01/2032	12/01/2032		2,321,798

						3,305,121

Multi States—0.5%

10,000,000	Centerline Equity Issuer Trust[7]	6.000	05/15/2015	04/30/2015	C	10,889,200

6,000,000	Munimae TE Bond Subsidiary	5.125	11/29/2049	09/30/2015	C	4,979,820

8,000,000	Munimae TE Bond Subsidiary	5.300	11/29/2049	09/30/2015	C	5,599,760

3,000,000	Munimae TE Bond Subsidiary	5.500	11/29/2049	09/30/2015	C	1,919,910

						23,388,690

Nebraska—0.0%

125,000	NE Central Plains Gas Energy	5.000	12/01/2013	12/01/2013		131,863

750,000	NE Central Plains Gas Energy	5.250	12/01/2018	12/01/2018		809,670

5,000	NE Investment Finance Authority (Multifamily Hsg.)	6.000	12/01/2015	04/30/2012	A	5,009

30,000	NE Investment Finance Authority (Multifamily Hsg.)	6.200	06/01/2028	04/30/2012	A	30,043

						976,585

Nevada—0.2%

25,000	Clark County, NV Improvement District	6.250	02/01/2013	08/01/2012	A	25,524

400,000	Clark County, NV Industrial Devel. (Southwest Gas Corp.)	5.450	03/01/2038	03/01/2013	C	414,840

25,000	Henderson, NV Health Care Facility (Catholic Healthcare West/Bakersfield Memorial Hospital Obligated Group)	5.625	07/01/2024	07/01/2014	A	26,891

50,000	Henderson, NV Redevel. Agency Tax Allocation	6.900	10/01/2017	10/01/2012	A	50,976
45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Nevada Continued

$25,000	Henderson, NV Redevel. Agency Tax Allocation	7.200%	10/01/2025	10/01/2013	A	$25,299

1,955,000	Las Vegas, NV Paiute Tribe, Series A	6.125	11/01/2012	11/01/2012		1,910,426

200,000	Las Vegas, NV Paiute Tribe, Series A	6.625	11/01/2017	12/18/2015	B	163,068

100,000	Las Vegas, NV Special Improvement District (Sumerlin Village)	5.375	06/01/2014	06/01/2014		102,135

250,000	Las Vegas, NV Special Improvement District (Sumerlin Village)	5.500	06/01/2015	06/01/2015		256,030

290,000	NV Hsg. Division (Multi-Unit Hsg.)	5.900	10/01/2016	05/01/2012	A	290,641

15,000	NV Hsg. Division (Single Family Mtg.)	5.650	04/01/2022	04/30/2012	A	15,016

100,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2017	04/30/2012	A	100,136

725,000	West Wendover, NV (Recreation District)	5.375	12/01/2019	04/30/2012	A	725,674

1,510,000	West Wendover, NV (Recreation District)	5.400	12/01/2017	04/30/2012	A	1,511,993

710,000	West Wendover, NV (Recreation District)	5.400	12/01/2021	04/30/2012	A	710,462

						6,329,111

New Hampshire—0.6%

35,000	NH Business Finance Authority (Connecticut Light & Power Company)	5.850	12/01/2022	04/30/2012	A	35,235

300,000	NH Business Finance Authority (Pennichuck Water Works)	6.300	05/01/2022	04/30/2012	A	300,702

4,500,000	NH Business Finance Authority (Public Service Company of NH)	4.750	05/01/2021	06/21/2013	A	4,726,935

2,955,000	NH H&EFA (Elliot Hospital/Elliot Health System Obligated Group)	5.600	10/01/2022	09/06/2013	A	3,131,414

13,430,000	NH H&EFA (MHMH/DHC/CVH Obligated Group)	5.500	08/01/2027	08/01/2012	A	13,597,606

60,000	NH HFA (Prescott Hills Apartments)	6.150	07/01/2040	04/30/2012	A	60,063

180,000	NH HFA (Single Family Mtg.)	5.200	01/01/2024	07/01/2013	A	185,908

10,000	NH HFA (Single Family Mtg.)	5.450	07/01/2021	04/30/2012	A	10,013

525,000	NH HFA (Single Family Mtg.)	5.750	01/01/2037	06/05/2013	A	539,700

40,000	NH HFA (Single Family Mtg.)	5.850	07/01/2017	04/30/2012	A	40,106

1,980,000	NH HFA (Single Family Mtg.)	5.850	01/01/2034	07/01/2013	A	2,109,710

1,000,000	NH IDA (Connecticut Light & Power Company)	5.900	11/01/2016	04/30/2012	A	1,002,590

35,000	NH IDA (Connecticut Light & Power Company)	5.900	08/01/2018	04/30/2012	A	35,243

						25,775,225

New Jersey—2.6%

3,550,000	NJ EDA (Continental Airlines)	6.625	09/15/2012	09/15/2012		3,593,878

2,750,000	NJ EDA (Masonic Charity Foundation of New Jersey)	6.000	06/01/2025	06/01/2012	A	2,809,098

150,000	NJ EDA (Middlesex Water Company)	5.200	10/01/2022	04/30/2012	A	150,221
46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity**		Value

New Jersey Continued

$900,000	NJ EDA (New Jersey American Water Company)	5.125%		04/01/2022	10/01/2012	A	$916,218

2,000,000	NJ EDA (School Facilities Construction)	5.750		09/01/2023	03/01/2021	A	2,416,780

2,475,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)	6.200		07/01/2013	01/05/2013	B	2,470,595

5,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)	6.300		07/01/2023	05/20/2019	B	4,715,000

345,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250		07/01/2014	07/16/2013	B	344,520

13,000,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)	5.250		07/01/2023	07/01/2017	A	13,328,380

10,000,000	NJ Health Care Facilities Financing Authority (Virtual Health)	6.000		07/01/2029	01/01/2014	A	10,425,100

2,560,000	NJ Higher Education Student Assistance Authority (Student Loans)	6.000		06/01/2015	04/30/2012	A	2,568,832

1,150,000	NJ Higher Education Student Assistance Authority (Student Loans)	6.100		06/01/2016	04/30/2012	A	1,153,692

64,760,000	NJ Tobacco Settlement Financing Corp.	4.500		06/01/2023	10/13/2016	B	60,846,553

3,500,000	NJ Tobacco Settlement Financing Corp.	4.625		06/01/2026	12/27/2024	B	3,134,180

5,000,000	NJ Transportation Trust Fund Authority	5.250		06/15/2026	06/15/2021	A	5,758,700

							114,631,747

New Mexico—0.0%

30,000	Farmington, NM Hospital (San Juan Medical Center/Interface, Inc. Obligated Group)	5.000		06/01/2016	04/30/2012	A	30,052

125,000	NM Hospital Equipment Loan Council (PHSvcs/BCHCC/PHCF Obligated Group)	6.125		08/01/2028	08/01/2018	A	145,306

20,000	NM Mtg. Finance Authority (Single Family Mtg.)	5.000		09/01/2022	04/30/2012	A	20,533

225,000	NM Regional Hsg. Authority (Washington Place Apartments)	5.500		08/15/2020	10/31/2017	B	166,358

							362,249

New York—3.1%

8,000,000	NY Counties Tobacco Trust III	6.000		06/01/2043	06/01/2013	A	8,001,360

15,120,000	NY MTA, Series B	5.000		11/15/2025	11/15/2015	A	16,807,392

5,000,000	NY TSASC, Inc. (TFABs)	4.750		06/01/2022	01/21/2015	B	4,979,750

15,000,000	NYC GO	4.900	[3]	12/15/2028	12/15/2013	A	15,974,250

13,695,000	NYC Transitional Finance Authority	5.500		11/01/2028	11/01/2015	A	15,321,829

20,000,000	NYS HFA, Series A	0.750	[3]	11/01/2041	04/06/2012	A	20,000,000

4,855,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2022	04/30/2012	A	4,855,631

5,025,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	04/30/2012	A	5,025,151
47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

New York Continued

$40,000,000	Port Authority NY/NJ (JFK International Air Terminal)	6.500%	12/01/2028	12/01/2015	A	$43,173,200

2,500,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.125	06/01/2045	09/19/2034	B	1,921,800

						136,060,363

North Carolina—0.0%

245,000	NC Eastern Municipal Power Agency, Series B	5.500	01/01/2021	04/30/2012	A	245,613

55,000	NC Eastern Municipal Power Agency, Series B	5.500	01/01/2021	04/30/2012	A	55,162

15,000	NC HFA (Single Family)	5.350	09/01/2028	04/30/2012	A	15,011

410,000	Piedmont Triad, NC Airport Authority	6.000	07/01/2021	04/30/2012	A	410,939

						726,725

North Dakota—0.0%

100,000	ND Board of Higher Education Student Services Facilities	5.500	08/01/2023	08/01/2015	A	102,004

Ohio—3.3%

60,915,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125	06/01/2024	04/14/2020	B	48,660,120

8,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375	06/01/2024	04/14/2020	B	6,718,571

13,925,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875	06/01/2030	02/03/2028	B	10,782,963

70,000	Centerville, OH GO	5.625	12/01/2026	06/01/2012	A	70,559

5,000,000	Cleveland, OH Airport System	5.000	01/01/2030	01/01/2022	A	5,241,550

55,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)	7.000	06/01/2018	04/30/2012	A	55,030

795,000	Cleveland-Cuyahoga County, OH Port Authority (Cleveland Christian Home)	5.250	11/15/2015	10/15/2013	A	802,902

1,535,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)	5.375	05/15/2018	05/15/2012	A	1,535,614

330,000	Cleveland-Cuyahoga County, OH Port Authority (Universal Heat Treating)	6.500	11/15/2014	04/30/2012	A	330,472

47,775,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)	7.500	01/01/2030	07/01/2012	A	47,933,135

1,300,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)	5.125	05/15/2022	04/13/2016	A	1,301,664

1,920,000	Dublin, OH Industrial Devel. (Dublin Health Care Corp.)	7.500	12/01/2016	01/21/2015	B	1,898,246

100,000	Franklin County, OH Mtg. (Gateway Apartment Homes)	5.800	12/20/2028	12/20/2012	A	102,099

1,215,000	Grove City, OH Tax Increment Financing	5.125	12/01/2016	01/06/2015	B	1,260,830

15,000	Lake County, OH Sewer District Improvements	5.850	12/01/2016	04/30/2012	A	15,065
48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity**		Value

Ohio Continued

$330,000	Lorain County, OH Elderly Hsg. Corp. (Harr Plaza)	6.375%		07/15/2019	04/30/2012	A	$330,040

650,000	Lucas County, OH GO	6.500		12/01/2016	04/30/2012	A	653,257

35,000	OH Air Quality Devel. Authority (FirstEnergy Solutions Corp.)	7.250		11/01/2032	11/01/2012	C	36,165

40,000	OH Capital Corp. for Hsg. (The Conifers)	6.300		06/01/2028	04/30/2012	A	40,057

460,000	OH Economic Devel. (Astro Instrumentation)	5.450		06/01/2022	06/01/2012	A	470,534

30,000	OH HFA	5.250		09/01/2030	04/30/2012	A	30,017

30,000	OH Sewage & Solid Waste Disposal (Anheuser Busch)	6.000		07/01/2035	04/30/2012	A	30,035

1,900,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[5]	6.300	[6]	02/15/2024	05/22/2019	B	1,144,769

1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[5]	6.400	[6]	02/15/2034	02/27/2030	B	1,174,895

215,000	Scioto County, OH Marine Terminal Facility (Norfolk & Western Railway Company)	5.300		08/15/2013	04/30/2012	A	215,664

10,000	Toledo, OH GO	6.350		12/01/2025	04/30/2012	A	10,019

3,385,000	Toledo-Lucas County, OH Port Authority (Bax Global)	6.250		11/01/2013	05/02/2013	B	3,388,047

420,000	Toledo-Lucas County, OH Port Authority (Creekside Devel. Company)	6.600		11/15/2015	10/26/2012	A	421,474

10,760,000	Toledo-Lucas County, OH Port Authority (Crocker Park)	5.250		12/01/2023	12/01/2013	A	11,175,982

340,000	Toledo-Lucas County, OH Port Authority (Woodsage Properties)	5.400		05/15/2014	05/24/2013	B	338,470

90,000	Wadsworth, OH Hsg. Devel. Corp. (Medina Hsg.)	6.200		03/01/2020	05/21/2017	B	85,621

							146,253,866

Oklahoma—0.0%

85,000	Cherokee County, OK EDA (NSU Student Hsg.)	5.250		12/01/2034	12/01/2015	A	85,642

30,000	OK HFA (Single Family Mtg.)	5.400		09/01/2029	03/01/2013	A	30,250

1,255,000	Oklahoma County, OK HFA (Single Family Mtg.)	6.600		10/01/2035	04/30/2012	A	1,348,209

							1,464,101

Oregon—0.0%

20,000	Klamath Falls, OR Airport	5.500		07/01/2016	04/30/2012	A	20,081

20,000	Klamath Falls, OR Intercommunity Hospital Authority (Sky Lakes Medical Center)	6.250		09/01/2031	09/01/2012	A	20,279

25,000	Newberg, OR Public Safety	5.250		12/01/2012	04/30/2012	A	25,104

75,000	Northern Wasco County, OR People’s Utility District (Bonneville Power Administration)	5.200		12/01/2024	04/30/2012	A	76,731
49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Oregon Continued

$15,000	OR Alternate Energy	5.400%	07/01/2016	04/30/2012	A	$15,062

20,000	OR GO	5.375	08/01/2028	04/30/2012	A	20,013

40,000	OR GO (Elderly & Disabled Hsg.)	5.450	08/01/2012	04/30/2012	A	40,169

30,000	OR GO (Elderly & Disabled Hsg.)	5.450	08/01/2013	04/30/2012	A	30,116

65,000	OR GO (Elderly & Disabled Hsg.)	5.550	08/01/2016	04/30/2012	A	65,119

20,000	OR GO (Elderly & Disabled Hsg.)	5.600	08/01/2019	04/30/2012	A	20,031

40,000	OR GO (Elderly & Disabled Hsg.)	5.650	08/01/2026	04/30/2012	A	40,041

35,000	OR GO (Elderly & Disabled Hsg.)	5.700	08/01/2016	04/30/2012	A	35,068

15,000	OR GO (Elderly & Disabled Hsg.)	6.200	08/01/2020	04/30/2012	A	15,030

40,000	OR GO (Elderly & Disabled Hsg.)	6.300	08/01/2026	04/30/2012	A	40,062

20,000	OR Health & Science University	5.250	07/01/2015	04/30/2012	A	20,060

20,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series F	5.250	07/01/2022	04/30/2012	A	20,528

45,000	Port of Portland, OR Airport (Portland International Airport)	5.500	07/01/2018	04/30/2012	A	45,097

40,000	Port Umatilla, OR Water	6.450	08/01/2014	08/01/2012	A	40,630

1,000,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)	5.000	01/01/2016	03/25/2015	B	987,860

						1,577,081

Pennsylvania—4.9%

185,000	Allegheny County, PA HDA (Catholic Health East)	5.375	11/15/2022	11/15/2012	A	187,059

2,305,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)	5.100	07/01/2014	07/22/2013	B	2,382,287

5,165,000	Allegheny County, PA Redevel. Authority (Robinson Mall)	7.000	11/01/2017	07/16/2015	B	5,150,435

1,130,000	Bucks County, PA IDA (School Lane Foundation)	4.600	03/15/2017	04/20/2015	B	1,137,944

7,015,000	Chester County, PA H&EFA (Chester County Hospital)	5.875	07/01/2016	04/30/2012	A	7,042,709

800,000	Chester County, PA H&EFA (Chester County Hospital)	6.750	07/01/2021	07/01/2012	A	801,856

2,305,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)	6.250	01/01/2024	01/01/2019	A	2,536,053

220,000	Delaware River Port Authority PA/NJ	5.625	01/01/2026	04/30/2012	A	220,392

40,000	Delaware River Port Authority PA/NJ	5.700	01/01/2023	04/30/2012	A	40,091

50,000	Derry Township, PA Municipal Authority	4.900	12/01/2015	04/30/2012	A	50,160

195,000	Erie, PA Higher Education Building Authority (Gannon University)	5.200	07/15/2016	04/30/2012	A	195,458

5,500,000	Lehigh Northampton, PA Airport Authority	6.000	05/15/2025	04/30/2012	A	5,505,335

1,300,000	Montgomery County, PA HEHA (Holy Redeemer Health System)	5.250	10/01/2027	04/25/2026	B	1,299,987

35,000,000	Montgomery County, PA IDA[1]	5.750	08/01/2030	08/01/2030		41,598,550
50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Pennsylvania Continued

$800,000	Northampton County, PA General Purpose Authority	5.250%	10/01/2030	10/01/2012	A	$814,392

32,095,000	PA EDFA (Albert Einstein Healthcare)	6.250	10/15/2023	02/25/2019	A	35,665,569

12,300,000	PA EDFA (National Gypsum Company)	6.125	11/01/2027	11/01/2027		10,841,958

8,120,000	PA EDFA (National Gypsum Company)	6.250	11/01/2027	11/01/2027		7,250,267

500,000	PA EDFA (Northampton Generating)[5]	6.500	01/01/2013	01/01/2013		315,000

1,390,000	PA HEFA (California University of Pennsylvania Student Assoc.)	6.750	09/01/2020	09/01/2012	A	1,402,941

8,565,000	PA HEFA (MCP/HUHS/AUS Obligated Group)	5.875	11/15/2016	04/30/2012	A	8,567,227

10,300,000	PA HEFA (MCP/HUHS/AUS Obligated Group)	5.875	11/15/2016	04/30/2012	A	10,302,678

295,000	PA HEFA (MCP/HUHS/AUS Obligated Group)	5.875	11/15/2021	05/15/2012	A	294,971

25,000	PA HEFA (University of the Arts)	5.500	03/15/2020	04/30/2012	A	25,016

4,000,000	PA IDA (Economic Devel.)	5.500	07/01/2016	07/01/2012	A	4,087,080

19,825,000	Philadelphia, PA H&HEFA (Temple University Hospital)	6.625	11/15/2023	04/30/2012	A	19,833,921

36,210,000	Philadelphia, PA Redevel. Authority (Neighborhood Transformation)	5.300	04/15/2026	04/30/2012	A	36,283,868

3,505,000	Philadelphia, PA Redevel. Authority (Neighborhood Transformation)	5.500	04/15/2020	04/30/2012	A	3,515,550

65,000	Pittsburgh, PA Urban Redevel. Authority, Series C	5.600	04/01/2020	04/30/2012	A	65,096

6,705,000	Reading, PA GO	5.625	11/15/2020	03/26/2017	B	6,851,974

50,000	Washington County, PA Authority (Girard College)	5.000	05/15/2018	04/30/2012	A	50,147

						214,315,971

Rhode Island—2.1%
960,000	Central Falls, RI Detention Facility	6.750	01/15/2013	10/17/2012	B	950,112

465,000	Providence, RI Public Building Authority, Series A	5.000	12/15/2017	12/15/2012	A	470,227

400,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	04/30/2012	A	400,820

300,000	Providence, RI Public Building Authority, Series A	5.375	12/15/2021	04/30/2012	A	300,297

4,865,000	Providence, RI Public Building Authority, Series A	5.875	06/15/2026	06/15/2021	A	5,338,219

25,000	Providence, RI Public Building Authority, Series B	5.500	12/15/2014	04/30/2012	A	25,070

740,000	RI Clean Water Finance Agency (Triton Ocean)	5.800	09/01/2022	04/30/2012	A	740,666

5,000,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)	7.000	05/15/2039	05/15/2019	A	5,901,650
51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Rhode Island Continued

$140,000	RI Health & Educational Building Corp. (Johnson & Wales University)	6.100%	04/01/2026	10/01/2012	A	$140,342

225,000	RI Health & Educational Building Corp. (Lifespan)	5.250	05/15/2026	04/30/2012	A	225,180

1,065,000	RI Health & Educational Building Corp. (Providence Public Building Authority)	5.000	05/15/2021	05/15/2017	A	1,136,483

4,025,000	RI Health & Educational Building Corp. (Providence Public Building Authority)	5.000	05/15/2022	05/15/2017	A	4,269,398

4,055,000	RI Health & Educational Building Corp. (RIH/MHF/TMH/RIHF Obligated Group)	5.750	05/15/2023	04/30/2012	A	4,061,285

20,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)	5.200	04/01/2019	04/30/2012	A	20,024

20,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)	5.400	10/01/2026	04/30/2012	A	20,788

145,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)	6.500	04/01/2027	04/30/2012	A	145,289

10,000	RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)	5.150	10/01/2022	04/30/2012	A	10,006

25,000	RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)	5.375	04/01/2024	10/01/2012	A	25,119

10,045,000	RI Student Loan Authority[1]	6.000	12/01/2023	09/10/2012	A	10,062,537

20,635,000	RI Tobacco Settlement Financing Corp. (TASC)	6.250	06/01/2042	06/01/2012	A	20,811,223

10,155,000	RI Tobacco Settlement Financing Corp. (TASC), Series A	6.000	06/01/2023	06/01/2012	A	10,224,866

25,305,000	RI Tobacco Settlement Financing Corp. (TASC), Series A	6.125	06/01/2032	06/01/2012	A	25,480,870

845,000	West Warwick, RI GO	5.150	03/01/2022	04/30/2012	A	847,518

500,000	Woonsocket, RI GO	6.000	10/01/2018	10/01/2018		481,285

						92,089,274

South Carolina—1.1%

560,000	Allendale County, SC School District Energy Savings Special Obligation	7.000	12/01/2013	03/10/2013	B	581,269

110,000	Georgetown County, SC Environmental Improvement (International Paper Company)	5.700	10/01/2021	04/30/2012	A	110,070

250,000	Greenville County, SC Airport (Donaldson Industrial Air Park)	6.125	10/01/2017	05/26/2015	B	250,553

12,860,000	Greenville, SC Hospital System (GHS Partners in Health)	5.500	05/01/2026	05/01/2012	A	12,903,981

3,260,000	Greenwood County, SC Hospital (Self Regional Healthcare)	5.500	10/01/2021	04/24/2012	A	3,265,640

250,000	Greenwood County, SC Hospital (Self Regional Healthcare)	5.500	10/01/2026	04/24/2012	A	250,295

100,000	Greenwood County, SC Hospital (Self Regional Healthcare)	5.500	10/01/2031	04/24/2012	A	100,161

210,000	Lee County, SC School Facilities, Series 2006	6.000	12/01/2019	12/01/2017	A	234,373

270,000	Lee County, SC School Facilities, Series 2006	6.000	12/01/2027	12/01/2017	A	285,482
52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity**		Value

South Carolina Continued

$2,110,000	Lexington, SC One School Facilities Corp. (Lexington County School District No. 1)	5.250%		12/01/2024	12/01/2015	A	$2,353,937

2,340,000	Lexington, SC One School Facilities Corp. (Lexington County School District No. 1)	5.250		12/01/2026	12/01/2015	A	2,613,172

9,955,000	Richland County, SC Environmental Improvement (International Paper Company)	6.100		04/01/2023	04/01/2013	A	10,359,273

10,000	SC Coastal Carolina University	5.300		06/01/2019	04/30/2012	A	10,034

30,000	SC Coastal Carolina University	5.300		06/01/2026	04/30/2012	A	30,043

1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	5.604	[4]	01/01/2021	01/01/2021		225,533

720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.702	[4]	01/01/2026	01/01/2026		68,393

30,000	SC Educational Facilities Authority (Southern Wesleyan University)	5.850		03/01/2016	04/30/2012	A	30,031

100,000	SC Educational Facilities Authority (Southern Wesleyan University)	6.000		03/01/2023	04/30/2012	A	100,028

10,000	SC Hsg. Finance & Devel. Authority	5.950		07/01/2029	04/30/2012	A	10,010

75,000	SC Hsg. Finance & Devel. Authority, Series A	5.400		07/01/2021	04/30/2012	A	75,107

10,000	SC Hsg. Finance & Devel. Authority, Series A-2	5.300		07/01/2019	04/30/2012	A	10,013

6,205,000	SC Jobs EDA (Bon Secours)	5.625		11/15/2030	11/15/2012	A	6,232,923

3,490,000	SC Jobs EDA (Palmetto Health)	6.250		08/01/2031	08/01/2013	A	3,585,521

5,220,000	SC Tobacco Settlement Management Authority	5.000		06/01/2018	04/30/2012	A	5,226,003

							48,911,845

South Dakota—0.5%

8,430,000	SD Education Loans	5.600		06/01/2020	06/01/2020		6,290,550

15,780,000	SD Educational Enhancement Funding Corp. Tobacco Settlement	6.500		06/01/2032	06/01/2012	A	16,084,870

60,000	SD H&EFA (Sanford Medical Center)	5.375		11/01/2024	04/30/2012	A	60,694

5,000	SD Hsg. Devel. Authority (Homeownership)	5.375		05/01/2018	04/30/2012	A	5,039

525,000	SD Hsg. Devel. Authority (Homeownership)	5.375		05/01/2018	04/30/2012	A	535,164

560,000	SD Hsg. Devel. Authority (Homeownership)	5.750		05/01/2031	07/04/2012	A	585,598

40,000	Sioux Falls, SD Health Facilities (Evangelical Lutheran Good Samaritan Society)	5.350		06/01/2023	04/30/2012	A	40,029

							23,601,944

Tennessee—1.3%

10,000	Blount County, TN Hospital, Series B	5.125		07/01/2019	04/30/2012	A	10,010

50,000	Columbia, TN Electric System	5.625		09/01/2017	04/30/2012	A	50,218

2,435,000	Knox County, TN HE&HF (Baptist Health System of East Tennessee/Baptist Hospital of East Tennessee Obligated Group)	6.375		04/15/2022	04/15/2012	A	2,465,608

1,860,000	TN Energy Acquisition Gas Corp.	5.000		02/01/2021	02/01/2021		2,011,553

19,530,000	TN Energy Acquisition Gas Corp.	5.000		02/01/2023	02/01/2023		21,117,984

10,000,000	TN Energy Acquisition Gas Corp.	5.250		09/01/2019	09/01/2019		11,131,900

5,000,000	TN Energy Acquisition Gas Corp.	5.250		09/01/2020	09/01/2020		5,568,450
53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity**		Value

Tennessee Continued

$3,000,000	TN Energy Acquisition Gas Corp.	5.250%		09/01/2021	09/01/2021		$3,336,030

12,235,000	TN Energy Acquisition Gas Corp.	5.250		09/01/2024	09/01/2024		13,439,413

							59,131,166

Texas—6.1%

605,000	Austin, TX Utility System	6.730	[4]	11/15/2014	05/15/2012	A	504,516

55,000	Bexar County, TX HFC (American Opportunity Hsg.-Cinnamon Creek)	5.750		12/01/2013	12/01/2012	A	57,419

115,000	Bexar County, TX HFC (Doral Club)	8.750		10/01/2036	11/02/2028	B	80,578

460,000	Bexar County, TX HFC (Perrin Square)	6.550		12/20/2034	04/30/2012	A	483,745

150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750		10/01/2038	10/01/2038		21,686

5,000,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)	5.700		05/15/2033	05/15/2012	C	5,026,950

20,000,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)	6.250		05/15/2033	06/15/2012	C	20,202,400

290,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)	6.625		05/15/2033	05/15/2012	A	293,474

75,000	Cass County, TX IDC (International Paper Company)	6.000		09/01/2025	09/01/2012	A	75,934

285,000	Cass County, TX IDC (International Paper Company)	6.600		03/15/2024	04/30/2012	A	285,846

380,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)	7.750		02/15/2018	04/14/2016	B	415,720

60,000	Collin County, TX HFC (Community College District Foundation)	5.250		06/01/2023	07/08/2021	B	49,703

10,000	Corpus Christi, TX General Airport	5.500		02/15/2017	08/15/2012	A	10,134

100,000	Corpus Christi, TX General Airport	5.625		02/15/2019	08/15/2012	A	101,139

1,565,000	Dallas-Fort Worth, TX International Airport	5.500		11/01/2020	04/30/2012	A	1,570,165

1,010,000	Dallas-Fort Worth, TX International Airport	5.500		01/15/2021	04/30/2012	A	1,012,050

7,750,000	Dallas-Fort Worth, TX International Airport	5.500		11/01/2021	04/30/2012	A	7,774,955

120,000	Dallas-Fort Worth, TX International Airport	5.500		11/01/2031	04/30/2012	A	121,297

9,475,000	Dallas-Fort Worth, TX International Airport	5.500		11/01/2035	04/30/2012	A	9,604,713

15,000	Dallas-Fort Worth, TX International Airport	5.625		11/01/2026	04/30/2012	A	15,048

35,000	Dallas-Fort Worth, TX International Airport	5.750		11/01/2015	04/30/2012	A	35,144

65,000	Dallas-Fort Worth, TX International Airport	5.750		11/01/2030	04/30/2012	A	65,110

4,580,000	Dallas-Fort Worth, TX International Airport	6.000		11/01/2023	04/30/2012	A	4,597,404

4,230,000	Dallas-Fort Worth, TX International Airport	6.000		11/01/2024	04/30/2012	A	4,249,881

80,000	Dallas-Fort Worth, TX International Airport	6.000		11/01/2028	04/30/2012	A	80,318

2,120,000	Dallas-Fort Worth, TX International Airport	6.000		11/01/2032	04/30/2012	A	2,127,356

2,940,000	Dallas-Fort Worth, TX International Airport	6.100		11/01/2019	04/30/2012	A	2,951,172

30,000	Dallas-Fort Worth, TX International Airport	6.125		11/01/2035	04/30/2012	A	30,107

4,675,000	Dallas-Fort Worth, TX International Airport	6.250		11/01/2028	04/30/2012	A	4,693,747
54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Texas Continued

$3,700,000	Dallas-Fort Worth, TX International Airport	6.250%	11/01/2028	04/30/2012	A	$3,714,837

150,000	El Paso County, TX HFC (American Village Communities), Series A	6.250	12/01/2020	11/23/2012	A	151,394

440,000	Gonzales, TX Healthcare System	5.500	08/15/2019	04/30/2012	A	440,761

1,390,000	Grand Prairie, TX Metropolitan Utility & Reclamation District	6.500	04/01/2012	04/01/2012		1,390,097

4,660,000	Gulf Coast, TX IDA (Citgo Petroleum Corp.)	7.500	05/01/2025	10/01/2012	C	4,715,547

110,000	Gulf Coast, TX IDA (Valero Energy Corp.)	5.600	12/01/2031	06/01/2012	A	110,021

340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)	8.000	04/01/2028	04/30/2012	A	340,418

13,815,000	Gulf Coast, TX Waste Disposal Authority (International Paper Company)	6.100	08/01/2024	08/01/2012	A	13,958,538

60,000	Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)	5.600	04/01/2032	04/30/2012	A	60,022

930,000	Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)	6.650	04/01/2032	04/30/2012	A	931,097

12,470,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)	6.750	02/15/2021	04/30/2012	A	14,941,554

40,000	Harris County, TX Municipal Utility District No. 304	5.300	09/01/2013	04/30/2012	A	40,062

2,055,000	Harris County-Houston, TX Sports Authority	5.750	11/15/2019	04/30/2012	A	2,056,007

1,045,000	Houston, TX Airport Special Facilities (Continental Airlines)	5.500	07/15/2017	04/30/2012	A	1,048,010

3,560,000	Houston, TX Airport Special Facilities (Continental Airlines)	6.125	07/15/2017	03/16/2015	B	3,543,766

3,000,000	Houston, TX Airport System	5.000	07/01/2026	07/01/2021	A	3,364,260

6,150,000	Houston, TX Airport System[2]	5.000	07/01/2027	07/01/2022	A	6,662,726

2,000,000	Houston, TX Airport System[2]	5.000	07/01/2030	07/01/2022	A	2,131,200

5,000,000	Houston, TX Airport System[2]	5.000	07/01/2031	07/01/2022	A	5,298,050

220,000	Houston, TX Airport System	5.500	07/01/2017	04/30/2012	A	221,036

50,000	Houston, TX Airport System	5.625	07/01/2030	04/30/2012	A	50,242

10,000	Houston, TX Airport System (People Mover)	5.375	07/15/2012	04/30/2012	A	10,026

45,000	Houston, TX Airport System, Series A	5.000	07/01/2028	04/30/2012	A	45,189

515,000	Houston, TX HFC (Single Family Mtg.)	6.750	06/01/2033	04/15/2012	A	533,576

1,000,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)	5.875	05/15/2021	05/15/2021		1,105,860

1,265,000	Houston, TX Hsg. Corp. (6800 Long Drive Apartments)	6.625	02/01/2020	08/01/2012	A	1,274,500

35,000	Laredo, TX Independent School District Public Facility Corp.	5.000	08/01/2024	08/01/2012	A	35,126

30,000	Lewisville, TX HFC (Lewisville Limited)	5.500	06/01/2017	04/30/2012	A	30,049

90,000	Lewisville, TX HFC (Lewisville Limited)	5.600	12/01/2029	04/30/2012	A	90,063

60,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)	6.750	07/01/2012	07/01/2012		59,767
55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Texas Continued

$23,255,000	McLennan County, TX Public Facility Corp.	6.625%	06/01/2035	11/04/2014	A	$25,268,883

860,000	Midland County, TX Hospital District	5.375	06/01/2016	04/30/2012	A	861,987

1,700,000	Mission, TX EDC (Allied Waste Industries)	5.200	04/01/2018	04/26/2012	A	1,705,185

16,000,000	Mission, TX EDC (Waste Management)	6.000	08/01/2020	08/01/2013	C	17,008,640

50,000	Montgomery County, TX Municipal Utility District No. 40 (Waterworks & Sewer)	5.000	03/01/2019	04/30/2012	A	50,109

80,000	North Central TX HFDC (Children’s Medical Center)	6.000	08/15/2016	04/30/2012	A	80,274

100,000	North Channel, TX Water Authority System	5.000	07/10/2015	04/30/2012	A	100,204

940,000	North TX Tollway Authority	5.000	01/01/2022	01/01/2013	A	954,937

590,000	Permian Basin, TX HFC (Single Family Mtg.)	5.650	01/01/2038	11/01/2014	A	620,975

70,000	Permian Basin, TX HFC (Single Family Mtg.)	5.750	01/01/2038	07/01/2016	A	73,943

620,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.450	06/01/2021	06/01/2021		89,330

350,000	San Antonio, TX Airport System	5.250	07/01/2021	07/01/2012	A	351,722

170,000	San Antonio, TX Water	5.500	05/15/2018	05/15/2012	A	171,134

40,000	Southlake Parks, TX Devel. Corp.	5.375	08/15/2021	04/30/2012	A	40,132

4,030,000	Texas City, TX Industrial Devel. Corp. (BP Pipeline-North America)	7.375	10/01/2020	10/01/2020		5,443,724

235,000	Trinity, TX River Authority (TXU Energy Company)	6.250	05/01/2028	05/01/2028		29,422

70,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)	5.550	12/01/2024	05/01/2012	A	70,094

55,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)	5.600	12/01/2030	05/01/2012	A	55,044

105,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.875	09/01/2022	04/18/2019	B	74,926

10,000	TX GO	5.750	08/01/2026	04/30/2012	A	10,042

100,000	TX GO (Water Financial Assistance)	5.250	08/01/2022	04/30/2012	A	100,392

50,000	TX GO (Water Financial Assistance)	5.750	08/01/2031	04/30/2012	A	50,198

55,000	TX Lower Colorado River Authority	5.000	05/15/2020	04/30/2012	A	55,182

100,000	TX Lower Colorado River Authority	5.500	05/15/2021	04/30/2012	A	100,365

1,405,000	TX Multifamily Hsg. Revenue Bond Pass-Through Certificates (Skyway Villas)	5.950	11/01/2034	06/01/2012	A	1,406,265

3,415,000	TX Municipal Gas Acquisition & Supply Corp.	5.250	12/15/2023	12/15/2023		3,676,931

61,535,000	TX Municipal Gas Acquisition & Supply Corp.	6.250	12/15/2026	08/04/2023	B	72,974,357

2,360,000	TX SA Energy Acquisition Public Facility Corp. (Gas Supply)	5.500	08/01/2021	08/01/2021		2,630,668

25,000	TX Water Devel. Board	5.250	07/15/2015	04/30/2012	A	25,099

25,000	TX Water Devel. Board (State Revolving Fund)	5.375	07/15/2016	04/30/2012	A	25,104
56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity**		Value

Texas Continued

$970,000	Willacy County, TX Public Facilities Corp.	8.250%		12/01/2023	12/01/2012	A	$1,010,614

50,000	Ysleta, TX Independent School District	5.375		11/15/2024	05/15/2012	A	50,259

							270,057,653

U.S. Possessions—15.0%

2,700,000	Guam Education Financing Foundation COP (Guam Public School Facilities)	4.500		10/01/2026	10/01/2026		2,448,927

1,000,000	Guam International Airport Authority	5.250		10/01/2022	04/30/2012	A	1,001,240

20,000	Guam International Airport Authority	5.375		10/01/2017	10/01/2013	A	20,627

50,000	Guam Power Authority, Series A	5.250		10/01/2023	09/02/2019	B	49,998

18,300,000	Puerto Rico Aqueduct & Sewer Authority	5.500		07/01/2028	07/01/2022	A	19,242,999

1,025,000	Puerto Rico Children’s Trust Fund (TASC)	5.375		05/15/2033	11/23/2016	B	1,014,084

5,385,000	Puerto Rico Children’s Trust Fund (TASC)	5.500		05/15/2039	11/04/2026	B	5,324,742

9,800,000	Puerto Rico Commonwealth GO	4.750		12/01/2015	12/01/2012	A	10,087,238

4,720,000	Puerto Rico Commonwealth GO	5.125		07/01/2031	04/30/2012	A	4,733,877

8,500,000	Puerto Rico Commonwealth GO	5.250		07/01/2024	07/01/2016	A	8,712,245

7,930,000	Puerto Rico Commonwealth GO	5.250		07/01/2026	07/01/2016	A	8,072,819

220,000	Puerto Rico Commonwealth GO	5.250		07/01/2027	05/03/2012	A	221,030

5,685,000	Puerto Rico Commonwealth GO	5.250		07/01/2034	07/01/2017	A	5,716,893

3,355,000	Puerto Rico Commonwealth GO	5.500		07/01/2017	07/01/2017		3,741,530

1,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2017	07/01/2017		1,115,210

9,575,000	Puerto Rico Commonwealth GO	5.500		07/01/2017	07/01/2017		10,678,136

60,000,000	Puerto Rico Commonwealth GO2	5.500		07/01/2026	07/01/2018	A	62,784,600

2,635,000	Puerto Rico Commonwealth GO	5.625		07/01/2032	07/01/2016	A	2,745,802

1,430,000	Puerto Rico Commonwealth GO	5.625		07/01/2033	07/01/2016	A	1,490,132

1,125,000	Puerto Rico Commonwealth GO	6.000		07/01/2027	07/01/2018	A	1,246,016

51,665,000	Puerto Rico Commonwealth GO	6.000		07/01/2029	07/01/2016	A	55,092,973

10,000,000	Puerto Rico Commonwealth GO	6.500		07/01/2037	07/01/2019	A	11,123,800

7,000,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2028	07/01/2020	A	7,530,460

56,565,000	Puerto Rico Electric Power Authority, Series CCC	5.250		07/01/2026	07/01/2015	A	60,324,876

13,025,000	Puerto Rico Electric Power Authority, Series CCC	5.250		07/01/2028	07/01/2020	A	14,012,035

4,600,000	Puerto Rico Highway & Transportation Authority	4.082	[3]	07/01/2028	07/01/2028		3,737,914

1,000,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2018	07/01/2012	A	1,006,560

675,000	Puerto Rico Highway & Transportation Authority, Series G	5.250		07/01/2019	07/01/2013	A	698,024

1,340,000	Puerto Rico Highway & Transportation Authority, Series G	5.250		07/01/2019	07/01/2013	A	1,422,959
57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

U.S. Possessions Continued

$1,045,000	Puerto Rico Highway & Transportation Authority, Series N	5.500%	07/01/2021	07/01/2021		$1,150,294

6,720,000	Puerto Rico Highway & Transportation Authority, Series Y	6.250	07/01/2021	07/15/2020	B	7,989,206

75,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	04/30/2012	A	75,155

1,000,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	04/30/2012	A	1,003,870

8,440,000	Puerto Rico Infrastructure	5.500	07/01/2020	07/01/2020		9,381,398

3,115,000	Puerto Rico Infrastructure	5.500	07/01/2021	07/01/2021		3,469,362

4,670,000	Puerto Rico Infrastructure	5.500	07/01/2022	07/01/2022		5,185,615

1,140,000	Puerto Rico Infrastructure	5.500	07/01/2023	07/01/2023		1,263,097

1,000,000	Puerto Rico Infrastructure	5.500	07/01/2027	07/01/2027		1,092,050

14,000,000	Puerto Rico Infrastructure	6.000	12/15/2026	12/15/2021	A	15,832,460

560,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600	10/01/2014	07/16/2013	B	577,287

2,000,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250	10/01/2024	07/19/2017	A	2,066,080

3,500,000	Puerto Rico Infrastructure Financing Authority	5.250	12/15/2026	12/15/2021	A	3,653,125

3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	05/31/2012	A	3,309,636

505,000	Puerto Rico ITEMECF (InterAmerican University)	5.000	10/01/2018	04/30/2012	A	505,727

160,000	Puerto Rico ITEMECF (University Plaza)	5.625	07/01/2014	07/01/2012	A	161,414

2,000,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2019	08/01/2012	A	2,018,640

1,350,000	Puerto Rico Public Buildings Authority	5.250	07/01/2017	07/01/2017		1,482,773

135,000	Puerto Rico Public Buildings Authority	5.500	07/01/2023	07/01/2016	A	143,865

4,990,000	Puerto Rico Public Buildings Authority	5.750	07/01/2022	07/01/2022		5,648,630

3,590,000	Puerto Rico Public Buildings Authority	6.000	07/01/2027	07/01/2018	A	3,949,108

500,000	Puerto Rico Public Buildings Authority	6.125	07/01/2023	07/01/2019	A	555,645

735,000	Puerto Rico Public Buildings Authority	6.250	07/01/2021	07/01/2021		863,346

5,220,000	Puerto Rico Public Buildings Authority	6.250	07/01/2022	07/01/2022		6,125,044

2,905,000	Puerto Rico Public Buildings Authority	6.250	07/01/2026	07/01/2019	A	3,313,734

1,000,000	Puerto Rico Public Buildings Authority	6.750	07/01/2036	07/01/2019	A	1,157,590

2,950,000	Puerto Rico Public Buildings Authority	7.000	07/01/2021	07/01/2014	A	3,253,231

13,200,000	Puerto Rico Public Buildings Authority	7.000	07/01/2025	06/01/2014	A	14,319,096

37,400,000	Puerto Rico Public Finance Corp., Series A	6.500	08/01/2028	08/01/2016	A	40,829,206

69,770,000	Puerto Rico Public Finance Corp., Series B	5.500	08/01/2031	08/01/2021	A	72,210,555

10,675,000	Puerto Rico Public Finance Corp., Series B	6.000	08/01/2024	08/01/2021	A	12,060,295

17,475,000	Puerto Rico Public Finance Corp., Series B	6.000	08/01/2025	08/01/2021	A	19,513,284

11,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.625	08/01/2030	02/01/2015	A	11,608,520
58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

U.S. Possessions Continued

$690,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125%	08/01/2029	02/01/2014	A	$762,698

24,135,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	02/01/2014	A	26,058,801

9,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	08/01/2019	A	10,483,020

6,495,000	Puerto Rico Sales Tax Financing Corp., Series B	6.000	08/01/2026	08/01/2021	A	7,165,934

35,000,000	Puerto Rico Sales Tax Financing Corp., Series C	6.500	08/01/2035	08/01/2020	A	41,709,500

1,000,000	University of Puerto Rico	5.000	06/01/2020	06/01/2016	A	1,040,340

5,000,000	University of Puerto Rico	5.000	06/01/2025	06/01/2016	A	5,103,850

2,535,000	University of Puerto Rico, Series P	5.000	06/01/2023	06/01/2016	A	2,610,213

1,790,000	University of Puerto Rico, Series Q	5.000	06/01/2022	06/01/2016	A	1,846,976

4,675,000	V.I. Public Finance Authority, Series A	6.375	10/01/2019	04/30/2012	A	4,686,360

						662,633,776

Utah—0.2%

1,081,000	Eagle Mountain, UT Special Assessment	6.250	05/01/2013	05/01/2012	A	1,082,535

30,000	Intermountain, UT Power Agency	5.000	07/01/2013	04/30/2012	A	30,118

5,485,000	Tooele County, UT Hazardous Waste Treatment (Union Pacific Corp.)	5.700	11/01/2026	04/28/2012	A	5,505,185

490,000	UT HFA (Single Family Mtg.)	6.125	01/01/2027	04/30/2012	A	490,696

5,000	UT University Campus Facilities System, Series A	6.750	10/01/2014	04/30/2012	A	5,016

						7,113,550

Vermont—0.1%

110,000	Burlington, VT Airport	5.600	07/01/2017	04/30/2012	A	110,205

1,000,000	Burlington, VT Airport, Series A	5.000	07/01/2023	07/01/2023		966,510

120,000	Burlington, VT Airport, Series B	5.750	07/01/2017	04/30/2012	A	120,238

205,000	Burlington, VT COP	5.500	12/01/2016	04/30/2012	A	205,851

3,500,000	Burlington, VT GO	5.000	06/30/2012	06/30/2012		3,502,975

15,000	VT HFA (Single Family)	5.500	11/01/2021	04/30/2012	A	15,094

15,000	VT HFA (Single Family), Series 11A	5.900	05/01/2019	04/30/2012	A	15,386

						4,936,259

Virginia—0.3%

265,000	Norfolk, VA EDA, Series B	5.625	11/01/2015	05/29/2014	B	239,724

7,030,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)	5.000	08/01/2036	08/01/2014	A	7,347,897

717,000	VA Gateway Community Devel. Authority	6.375	03/01/2030	02/08/2015	A	734,445

4,705,000	VA Hsg. Devel. Authority, Series E	6.375	01/01/2036	07/01/2018	A	5,183,451
59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Virginia Continued

$875,000	Watkins Centre, VA Community Devel. Authority	5.400%	03/01/2020	11/22/2014	A	$896,044

						14,401,561

Washington—3.1%

10,000	Bellingham, WA Hsg. Authority (Cascade Meadows)	5.200	11/01/2027	04/30/2012	A	10,009

775,000	Chelan County, WA Devel. Corp. (Alcoa)	5.850	12/01/2031	04/30/2012	A	775,341

15,000,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro)	6.050	07/01/2032	07/01/2013	A	16,134,900

1,755,000	Clark County, WA Public Utility District No. 1	5.500	01/01/2025	04/30/2012	A	1,761,160

1,150,000	Energy Northwest WA Electric	6.000	07/01/2016	07/01/2012	A	1,166,330

930,000	Kent, WA GO	5.375	12/01/2020	04/30/2012	A	933,683

25,000	King County, WA Hsg. Authority (Cascadian Apartments)	6.850	07/01/2024	07/01/2012	A	25,144

15,000	King County, WA Hsg. Authority (Fairwood Apartments)	5.900	12/01/2015	06/01/2012	A	15,050

160,000	King County, WA Hsg. Authority (Fairwood Apartments)	6.000	12/01/2025	06/01/2012	A	161,360

10,000	King County, WA Hsg. Authority (Rural Preservation)	5.750	01/01/2028	12/18/2023	B	9,341

300,000	Ocean Shores, WA GO	5.500	12/01/2019	06/01/2012	A	302,004

10,000	Ocean Shores, WA GO	5.500	12/01/2021	06/01/2012	A	10,062

115,000	Pierce County, WA Hsg. Authority	5.800	12/01/2023	02/09/2021	B	112,138

3,000,000	Port Longview, WA	6.250	12/01/2018	04/30/2012	A	3,024,990

20,000	Port Moses Lake, WA GO	5.750	12/01/2019	04/30/2012	A	20,007

2,300,000	Port of Seattle, WA GO	5.000	09/01/2025	09/01/2021	A	2,565,949

2,000,000	Port of Seattle, WA GO	5.000	09/01/2026	09/01/2021	A	2,214,360

245,000	Prosser, WA Water & Sewer	5.400	09/01/2012	04/30/2012	A	246,041

10,000	Seattle, WA Water System	5.000	11/01/2026	04/30/2012	A	10,033

25,000	WA COP (Dept. of General Administration)	5.500	10/01/2013	04/30/2012	A	25,106

20,000	WA COP (Dept. of General Administration)	5.600	10/01/2015	04/30/2012	A	20,083

30,000	WA COP (Dept. of General Administration)	5.600	10/01/2016	04/30/2012	A	30,123

75,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)	5.300	08/15/2014	04/30/2012	A	75,167

145,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)	5.400	08/15/2023	04/30/2012	A	145,109

50,000	WA Health Care Facilities Authority (Swedish Health Services)	5.250	11/15/2026	04/30/2012	A	50,040

10,000,000	WA Health Care Facilities Authority (Swedish Health Services)	6.500	11/15/2027	11/15/2015	A	10,907,500

5,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)	5.375	12/01/2014	04/30/2012	A	5,001
60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Washington Continued

$45,000	WA HFC	5.000%	06/01/2021	12/01/2013	A	$45,263

71,425,000	WA Tobacco Settlement Authority (TASC)	6.500	06/01/2026	06/01/2013	A	74,415,565

21,330,000	WA Tobacco Settlement Authority (TASC)	6.625	06/01/2032	06/01/2013	A	22,145,873

						137,362,732

West Virginia—0.0%

100,000	WV Hospital Finance Authority (Charleston Area Medical Center)	5.500	09/01/2028	09/01/2014	A	102,322

55,000	WV Water Devel. Authority	5.625	07/01/2030	07/01/2012	A	55,178

50,000	WV Water Devel. Authority	6.250	07/01/2030	07/01/2012	A	50,239

75,000	WV West Liberty State College, Series A	6.000	06/01/2023	06/01/2013	A	77,144

						284,883

Wisconsin—1.7%

390,000	Janesville, WI Industrial Devel. (Paramount Communications)	7.000	10/15/2017	04/30/2012	A	390,909

16,000,000	Marshfield, WI Electric	5.500	12/01/2030	12/01/2020	A	18,239,360

5,270,000	WI H&EFA (AHC/AMG/AHCM Obligated Group)	6.400	04/15/2033	04/15/2013	A	5,399,589

12,650,000	WI H&EFA (AHC/AMG/AHCM Obligated Group)	6.500	04/15/2033	04/15/2013	A	12,962,076

150,000	WI H&EFA (Beloit College)	5.250	06/01/2025	06/01/2020	A	158,873

3,085,000	WI H&EFA (Beloit College)	5.750	06/01/2021	06/01/2015	A	3,273,278

360,000	WI H&EFA (Divine Savior Healthcare)	5.400	06/01/2014	04/30/2012	A	360,778

360,000	WI H&EFA (Hudson Memorial Hospital)	5.600	07/15/2022	07/15/2012	A	365,112

100,000	WI H&EFA (Lawrence University of Wisconsin)	5.125	10/15/2018	04/30/2012	A	100,163

11,545,000	WI H&EFA (Medical College of Wisconsin)	5.500	12/01/2026	12/01/2015	A	12,164,505

130,000	WI H&EFA (MHSC/MAstdC/MA Obligated Group)	5.375	08/15/2019	04/30/2012	A	130,199

25,000	WI H&EFA (MHSC/MAstdC/MA Obligated Group)	5.500	08/15/2025	04/30/2012	A	25,026

100,000	WI H&EFA (Monroe Clinic)	5.375	02/15/2022	04/30/2012	A	100,144

1,000,000	WI H&EFA (Vernon Memorial Healthcare)	5.100	03/01/2025	03/01/2015	A	1,014,210

5,000,000	WI H&EFA (Wheaton Franciscan Services)	5.250	08/15/2025	08/15/2013	A	5,071,450

9,715,000	WI H&EFA (Wheaton Franciscan Services/Wheaton Franciscan Medical Group Obligated Group)	5.250	08/15/2025	08/15/2016	A	10,131,701

1,000,000	WI H&EFA (Wheaton Franciscan Services/Wheaton Franciscan Medical Group Obligated Group)	5.250	08/15/2026	08/15/2016	A	1,031,950

540,000	WI H&EFA (WMA/MHCC/MVS Obligated Group)	5.600	08/15/2023	08/15/2013	A	550,768

30,000	WI Hsg. & EDA (Home Ownership), Series C	6.000	09/01/2036	09/01/2015	A	32,010
61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity**		Value

Wisconsin Continued
$5,000	WI Hsg. & EDA, Series B	5.300%	11/01/2018	04/30/2012	A	$5,007

1,000,000	WI Hsg. & EDA, Series B	5.750	11/01/2025	05/01/2020	A	1,098,470

						72,605,578

Wyoming—0.0%
1,500,000	WY Community Devel. Authority (Single Family Mtg.)	5.000	12/01/2022	06/01/2017	A	1,621,845

Total Municipal Bonds and Notes (Cost $4,328,319,235)						4,447,384,215

Corporate Bonds and Notes—0.0%
10,009	Delta Air Lines, Inc., Sr. Unsec. Nts.[8] (Cost $9,910)	8.000	12/01/2015			9,738

Total Investments, at Value (Cost $4,328,329,145)—100.8%						4,447,393,953

Liabilities in Excess of Other Assets—(0.8)						(37,278,046)

Net Assets—100.0%						$4,410,115,907

Footnotes to Statement of Investments

*	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

**	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C.	Date of mandatory put.

1.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund.

The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

2.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 30, 2012. See Note 1 of the accompanying Notes.

3.	Represents the current interest rate for a variable or increasing rate security.

4.	Zero coupon bond reflects effective yield on the date of purchase.

5.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

6.	Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

7.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,889,200 or 0.25% of the Fund’s net assets as of March 30, 2012.

8.	Received as a result of a corporate action.
To simplify the listings of securities, abbreviations are used per the table below:

ACTS	Adult Communities Total Services	BSHS	BonSecours Health Systems
AHC	Aurora Health Center	BSVHC	BonSecours-Venice Healthcare Corp.
AHCM	Aurora Health Care Metro	CDA	Communities Devel. Authority
AMG	Aurora Medical Group	CHCW	Catholic Healthcare West
AUS	Allegheny United Hospital	CHFTEH	Catholic Housing for the Elderly &
BCHCC	Bernalillo County Health Care Corp.		Handicapped
62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below Continued

CHHC	Community Health & Home Care	MA	Mercy Alliance
CHS	Catholic Health Services	MAstdC	Mercy Assisted Care
CHlthS	Centegra Health Systems	MCP	Medical College Of Pennsylvania
COP	Certificates of Participation	MHCC	Masonic Health Care Center
CRC	Covenant Retirement Communities	MHF	Miriam Hospital Foundation
CSAHS	The Sisters of Charity of St. Augustine Health System	MHMH MHSC	Mary Hitchcock Memorial Hospital Mercy Health System Corp.
CVC	Covenant Village of Colorado	MMCtr	Memorial Medical Center
CVH	Central Vermont Hospital	MTA	Metropolitan Transportation Authority
DHC	Dartmouth-Hitchcock Clinic	MVS	Masonic Village on the Square
DKH	Day Kimball Hospital	NIMC	Norhtern Illinois Medical Center
DRIVERS	Derivative Inverse Tax Exempt Reciepts	NSU	Northeastern State University
EDA	Economic Devel. Authority	NY/NJ	New York/New Jersey
EDC	Economic Devel. Corp.	NYC	New York City
EDFA	Economic Devel. Finance Authority	NYS	New York State
EF&CD	Environmental Facilities and Community Devel.	OHP OHS	Oakwood Health Promotions Oakwood Healthcare System
EMH	Elmhurst Memorial Hospital	OUH	Oakwood United Hospitals
EMHC	Elmhurst Memorial Healthcare	PA/NJ	Pennsylvania/New Jersey
EMHH	Elmhurst Memorial Home Health	PHCF	Presbyterian Healthcare Foundation
EPBH	Emma Pendelton Bradley Hospital	PHSvcs	Presbyterian Healthcare Services
FHA	Federal Housing Agency/Authority	RCF	Rush-Copley Foundation
FHS	Freeman Health System	RCMC	Rush-Copley Medical Center
FRS	Family Rehabilitation Services (Hancock Manor)	RIH RIHF	Rhode Island Hospital Rhode Island Hospital Foundation
GHS	Gaston Health Services	RUMC	Rush University Medical Center
GINNE	Goodwill Industries of Northern New England	Res Rec ROLs	Resource Recovery Facility Residual Option Longs
GO	General Obligation	SANC	St. Anne’s Nursing Center
H&EFA	Health and Educational Facilities Authority	SCIC	Scottsdale Captive Insurance Company
H&HEFA	Hospitals and Higher Education Facilities Authority	SHC SHH	Scottsdale Healthcare Corp. Scottsdale Healthcare Hospitals
HDA	Hospital Devel. Authority	SHRC	Scottsdale Healthcare Realty Corp.
HE&HF	Higher Educational and Housing Facilities	SJHPCF	St. Joseph Hospital of Port Charlotte
HEFA	Higher Education Facilities Authority		Florida
HEHA	Higher Education and Health Authority	SJR	St. Joseph Residence
HFA	Housing Finance Agency	SJRNC	St. Johns Rehabilitation and Nursing Center
HFC	Housing Finance Corp.	SLHOKC	St. Luke’s Hospital of Kansas City
HFDC	Health Facilities Devel. Corp.	SLHS	St. Luke’s Health System
HNE	Healthnet of New England	TASC	Tobacco Settlement Asset-Backed Bonds
HSC	Hospital for Special Care	TC	Travis Corp. (People Care)
HUHS	Hahnemann University Hospital System	TFABs	Tobacco Flexible Amortization Bonds
IDA	Industrial Devel. Agency	TMH	The Miriam Hospital
IDC	Industrial Devel. Corp.	UHHS	University Hospitals Health System
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities	V.I. VC	United States Virgin Islands VinFen Corp.
JFK	John Fitzgerald Kennedy	VCS	VinFen Clinical Services
KGC	Kuakini Geriatric Care	VMNRC	Villa Marina Nursing & Rehabilitation
KHS	Kuakini Health System		Center
KMC	Kuakini Medical Center	WMA	Wisconsin Masonic Home
KSS	Kuakini Support Services

See accompanying Notes to Financial Statements.
63 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 30, 2012[1]

Assets
Investments, at value (cost $4,328,329,145)—see accompanying statement of investments	$4,447,393,953

Cash	67,907,458

Receivables and other assets:
Interest	72,261,719
Investments sold	52,065,005
Shares of beneficial interest sold	27,721,595
Other	753,346

Total assets	4,668,103,076

Liabilities
Payables and other liabilities:
Investments purchased (including $111,894,027 purchased on a when-issued or delayed delivery basis)	146,129,955
Payable for short-term floating rate notes issued (See Note 1)	100,525,000
Shares of beneficial interest redeemed	7,811,055
Dividends	2,271,426
Distribution and service plan fees	815,363
Transfer and shareholder servicing agent fees	169,079
Shareholder communications	82,610
Trustees’ compensation	54,835
Other	127,846

Total liabilities	257,987,169

Net Assets	$4,410,115,907

Composition of Net Assets
Par value of shares of beneficial interest	$297,558

Additional paid-in capital	4,413,105,754

Accumulated net investment income	10,739,890

Accumulated net realized loss on investments	(133,092,103)

Net unrealized appreciation on investments	119,064,808

Net Assets	$4,410,115,907

64 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,759,350,784 and 185,956,693 shares of beneficial interest outstanding)	$14.84
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$15.38

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $46,234,745 and 3,119,004 shares of beneficial interest outstanding)	$14.82

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,228,040,174 and 83,102,130 shares of beneficial interest outstanding)	$14.78

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $376,490,204 and 25,379,755 shares of beneficial interest outstanding)	$14.83

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
65 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 30, 2012[1]

Investment Income
Interest	$104,966,905

Expenses
Management fees	8,076,341

Distribution and service plan fees:
Class A	3,151,894
Class B	213,305
Class C	5,558,731

Transfer and shareholder servicing agent fees:
Class A	634,505
Class B	26,723
Class C	322,447
Class Y	58,778

Shareholder communications:
Class A	22,576
Class B	2,191
Class C	10,794
Class Y	1,687

Borrowing fees	713,951

Interest expense and fees on short-term floating rate notes issued (See Note 1)	499,504

Trustees’ compensation	27,447

Custodian fees and expenses	15,835

Interest expense on borrowings	13,114

Accounting service fees	6,000

Administration service fees	750

Other	258,830

Total expenses	19,615,403

Net Investment Income	85,351,502

Realized and Unrealized Gain
Net realized gain on investments	3,194,678

Net change in unrealized appreciation/depreciation on investments	90,925,450

Net Increase in Net Assets Resulting from Operations	$179,471,630

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
66 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 30, 2012[1]	September 30,
	(Unaudited)	2011

Operations
Net investment income	$85,351,502	$153,567,314

Net realized gain (loss)	3,194,678	(62,992,672)

Net change in unrealized appreciation/depreciation	90,925,450	21,740,547

Net increase in net assets resulting from operations	179,471,630	112,315,189

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(60,214,749)	(112,054,067)
Class B	(835,861)	(1,706,786)
Class C	(22,261,956)	(41,231,473)
Class Y	(7,090,309)	(2,233,671)

	(90,402,875)	(157,225,997)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	313,905,870	160,488,846
Class B	5,134,086	(4,295,789)
Class C	187,434,985	68,239,840
Class Y	253,686,716	113,235,962

	760,161,657	337,668,859

Net Assets
Total increase	849,230,412	292,758,051

Beginning of period	3,560,885,495	3,268,127,444

End of period (including accumulated net investment income of $10,739,890 and $15,791,263, respectively)	$4,410,115,907	$3,560,885,495

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
67 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended March 30, 2012

Cash Flows from Operating Activities
Net increase in net assets from operations	$179,471,630

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(864,654,304)
Proceeds from disposition of investment securities	212,972,638
Short-term investment securities, net	(140,843,785)
Premium amortization	10,427,082
Discount accretion	(991,905)
Net realized gain on investments	(3,194,678)
Net change in unrealized appreciation/depreciation on investments	(90,925,450)
Change in assets:
Increase in other assets	(248,196)
Increase in interest receivable	(9,724,976)
Increase in receivable for securities sold	(22,210,872)
Change in liabilities:
Increase in payable for securities purchased	136,237,198
Decrease in other liabilities	(168,012)

Net cash used in operating activities	(593,853,630)

Cash Flows from Financing Activities
Proceeds from bank borrowings	260,000,000
Payments on bank borrowings	(260,000,000)
Payments on short-term floating rate notes issued	(16,995,000)
Proceeds from shares sold	1,264,957,840
Payments on shares redeemed	(580,979,750)
Cash distributions paid	(19,206,616)

Net cash provided by financing activities	647,776,474

Net increase in cash	53,922,844

Cash, beginning balance	13,984,614

Cash, ending balance	$67,907,458

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $70,459,110.
Cash paid for interest on bank borrowings—$13,114.
Cash paid for interest on short-term floating rate notes issued—$499,504.
See accompanying Notes to Financial Statements.
68 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class A	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$14.51	$14.68	$14.55	$14.11	$15.53	$15.91

Income (loss) from investment operations:
Net investment income[2]	.33	.71	.74	.76	.74	.69
Net realized and unrealized gain (loss)	.35	(.15)	.12	.38	(1.47)	(.39)

Total from investment operations	.68	.56	.86	1.14	(.73)	.30

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.35)	(.73)	(.73)	(.70)	(.69)	(.68)

Net asset value, end of period	$14.84	$14.51	$14.68	$14.55	$14.11	$15.53

Total Return, at Net Asset Value[3]	4.72%	3.99%	6.10%	8.64%	(4.86)%	1.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,759,351	$2,388,951	$2,261,442	$1,475,689	$1,252,931	$1,239,709

Average net assets (in thousands)	$2,537,469	$2,222,345	$1,764,368	$1,234,400	$1,259,577	$1,272,585

Ratios to average net assets:[4]
Net investment income	4.50%	4.94%	5.10%	5.60%	4.93%	4.36%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.72%	0.73%	0.73%	0.76%	0.75%	0.85%
Interest and fees from borrowings	0.04%	0.07%	0.09%	0.25%	0.18%	0.05%
Interest and fees on short-term floating rate notes issued[5]	0.03%	0.04%	0.04%	0.15%	0.22%	0.28%

Total expenses	0.79%	0.84%	0.86%	1.16%	1.15%	1.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.79%	0.84%	0.83%	1.13%	1.14%	1.18%

Portfolio turnover rate	7%	21%	20%	28%	49%	16%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
69 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class B	(Unaudited)	2011	2010	2009	2008	2007
Per Share Operating Data
Net asset value, beginning of period	$14.49	$14.67	$14.54	$14.10	$15.51	$15.90

Income (loss) from investment operations:
Net investment income[2]	.27	.58	.62	.64	.62	.57
Net realized and unrealized gain (loss)	.35	(.15)	.12	.39	(1.46)	(.41)

Total from investment operations	.62	.43	.74	1.03	(.84)	.16

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.61)	(.61)	(.59)	(.57)	(.55)

Net asset value, end of period	$14.82	$14.49	$14.67	$14.54	$14.10	$15.51

Total Return, at Net Asset Value[3]	4.29%	3.04%	5.21%	7.75%	(5.56)%	1.03%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,235	$40,138	$45,125	$44,364	$58,024	$76,085

Average net assets (in thousands)	$42,636	$40,653	$42,185	$46,208	$67,746	$85,328

Ratios to average net assets:[4]
Net investment income	3.66%	4.08%	4.28%	4.78%	4.14%	3.59%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.55%	1.58%	1.59%	1.59%	1.55%	1.63%
Interest and fees from borrowings	0.04%	0.07%	0.09%	0.25%	0.18%	0.05%
Interest and fees on short-term floating rate notes issued[5]	0.03%	0.04%	0.04%	0.15%	0.22%	0.28%

Total expenses	1.62%	1.69%	1.72%	1.99%	1.95%	1.96%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.62%	1.69%	1.69%	1.96%	1.94%	1.96%

Portfolio turnover rate	7%	21%	20%	28%	49%	16%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
70 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class C	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$14.45	$14.63	$14.50	$14.06	$15.48	$15.86

Income (loss) from investment operations:
Net investment income[2]	.27	.59	.63	.65	.63	.57
Net realized and unrealized gain (loss)	.35	(.15)	.12	.39	(1.47)	(.39)

Total from investment operations	.62	.44	.75	1.04	(.84)	.18

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.62)	(.62)	(.60)	(.58)	(.56)

Net asset value, end of period	$14.78	$14.45	$14.63	$14.50	$14.06	$15.48

Total Return, at Net Asset Value[3]	4.35%	3.15%	5.33%	7.85%	(5.60)%	1.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,228,040	$1,015,909	$961,560	$599,965	$510,713	$529,974

Average net assets (in thousands)	$1,111,457	$958,181	$760,222	$496,015	$529,924	$551,823

Ratios to average net assets:[4]
Net investment income	3.74%	4.17%	4.34%	4.84%	4.18%	3.62%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.48%	1.50%	1.49%	1.52%	1.51%	1.60%
Interest and fees from borrowings	0.04%	0.07%	0.09%	0.25%	0.18%	0.05%
Interest and fees on short-term floating rate notes issued[5]	0.03%	0.04%	0.04%	0.15%	0.22%	0.28%

Total expenses	1.55%	1.61%	1.62%	1.92%	1.91%	1.93%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.55%	1.61%	1.59%	1.89%	1.90%	1.93%

Portfolio turnover rate	7%	21%	20%	28%	49%	16%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
71 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended	Period Ended
	March 30, 2012[1]	September 30,
Class Y	(Unaudited)	2011[2]

Per Share Operating Data
Net asset value, beginning of period	$14.50	$14.00

Income (loss) from investment operations:
Net investment income[3]	.34	.47
Net realized and unrealized gain	.36	.53

Total from investment operations	.70	1.00

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.37)	(.50)

Net asset value, end of period	$14.83	$14.50

Total Return, at Net Asset Value[4]	4.86%	7.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$376,490	$115,887

Average net assets (in thousands)	$286,620	$64,932

Ratios to average net assets:[5]
Net investment income	4.72%	5.01%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.46%	0.48%
Interest and fees from borrowings	0.04%	0.07%
Interest and fees on short-term floating rate notes issued[6]	0.03%	0.04%

Total expenses	0.53%	0.59%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.53%	0.59%

Portfolio turnover rate	7%	21%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from January 31, 2011 (inception of offering) to September 30, 2011.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
72 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Limited Term Municipal Fund (the “Fund”) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high level of current income exempt from federal income tax. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
73 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
As of March 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$111,894,027
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.
     An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
     Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in
74 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.
     Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
     The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse
75 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
     Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of March 30, 2012, the Fund’s maximum exposure under such agreements is estimated at $93,090,000.
76 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At March 30, 2012, municipal bond holdings with a value of $208,092,996 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $100,525,000 in short-term floating rate securities issued and outstanding at that date.
At March 30, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$12,035,000	AZ Health Facilities Authority ROLs[3]	14.025%	1/1/30	$13,191,443
25,000,000	CA Health Facilities Financing Authority[3]	9.111	11/15/31	33,820,000
16,485,000	Chicago, IL Board of Education ROLs[3]	8.429	12/1/24	20,109,722
5,050,000	Chicago, IL O’Hare International Airport ROLs[3]	8.666	1/1/16	5,082,118
17,500,000	Montgomery County, PA IDA ROLs[3]	9.111	8/1/30	24,098,550
5,025,000	RI Student Loan Authority[3]	9.543	12/1/23	5,042,537
3,465,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	9.146	12/1/38	3,938,666
1,980,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	12.868	6/1/39	2,284,960

				$107,567,996

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2.	Represents the current interest rate for the inverse floating rate security.

3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.
The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.
77 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $100,525,000 or 2.15% of its total assets as of March 30, 2012.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 30, 2012 is as follows:

Cost	$5,570,167
Market Value	$2,936,925
Market Value as a % of Net Assets	0.07%
The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of March 30, 2012, securities with an aggregate market value of $6,415,237 representing 0.15% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $244,500 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the capital
78 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring

2012	$662,053
2015	70,040
2016	2,094,523
2017	32,902,442
2018	24,942,008
2019	9,284,227
No expiration	62,451,174

Total	$132,406,467

Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at March 30, 2012, the Fund had estimated capital loss carryforwards of $69,955,293 expiring in 2019 and $62,451,174 which will not expire. During the six months ended March 30, 2012, it is estimated that the Fund will utilize $3,194,678 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$4,227,946,236	[1]

Gross unrealized appreciation	$145,538,146
Gross unrealized depreciation	(29,086,763)

Net unrealized appreciation	$116,451,383

1.	The Federal tax cost of securities does not include cost of $102,996,334, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in
79 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make
80 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity
81 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
(amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors

Corporate debt, government	Reported trade data, broker-dealer price quotations,
debt, municipal, mortgage-backed	benchmark yields, issuer spreads on comparable
and asset-backed securities	securities, the credit quality, yield, maturity, and
other appropriate factors.

Loans	Information obtained from market
participants regarding reported trade
data and broker-dealer price quotations.

Event-linked bonds	Information obtained from
market participants regarding
reported trade data and
broker-dealer price quotations.
If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end.
82 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
     The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 30, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$67,439,525	$—	$67,439,525
Alaska	—	17,668,997	—	17,668,997
Arizona	—	112,026,498	—	112,026,498
Arkansas	—	1,701,964	—	1,701,964
California	—	584,866,916	—	584,866,916
Colorado	—	29,546,549	—	29,546,549
Connecticut	—	29,788,212	—	29,788,212
Delaware	—	5,824,621	—	5,824,621
District of Columbia	—	52,641,126	—	52,641,126
Florida	—	259,288,778	—	259,288,778
Georgia	—	51,745,650	—	51,745,650
Hawaii	—	67,193,889	—	67,193,889
Idaho	—	3,400,985	—	3,400,985
Illinois	—	534,137,286	—	534,137,286
Indiana	—	54,182,704	—	54,182,704
Iowa	—	2,007,860	—	2,007,860
Kansas	—	19,760,937	—	19,760,937
Kentucky	—	35,486,050	1	35,486,051
Louisiana	—	153,666,684	—	153,666,684
Maine	—	428,559	20	428,579
Maryland	—	13,748,971	—	13,748,971
Massachusetts	—	37,937,681	31,595	37,969,276
Michigan	—	102,036,055	—	102,036,055
Minnesota	—	62,412,818	—	62,412,818
Mississippi	—	39,843,157	—	39,843,157
Missouri	—	38,549,222	—	38,549,222
Montana	—	3,305,121	—	3,305,121
Multi States	—	23,388,690	—	23,388,690
Nebraska	—	976,585	—	976,585
83 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value: Continued
Nevada	$—	$6,329,111	$—	$6,329,111
New Hampshire	—	25,775,225	—	25,775,225
New Jersey	—	114,631,747	—	114,631,747
New Mexico	—	362,249	—	362,249
New York	—	136,060,363	—	136,060,363
North Carolina	—	726,725	—	726,725
North Dakota	—	102,004	—	102,004
Ohio	—	146,253,866	—	146,253,866
Oklahoma	—	1,464,101	—	1,464,101
Oregon	—	1,577,081	—	1,577,081
Pennsylvania	—	214,315,971	—	214,315,971
Rhode Island	—	92,089,274	—	92,089,274
South Carolina	—	48,911,845	—	48,911,845
South Dakota	—	23,601,944	—	23,601,944
Tennessee	—	59,131,166	—	59,131,166
Texas	—	270,057,653	—	270,057,653
U.S. Possessions	—	662,633,776	—	662,633,776
Utah	—	7,113,550	—	7,113,550
Vermont	—	4,936,259	—	4,936,259
Virginia	—	14,401,561	—	14,401,561
Washington	—	137,362,732	—	137,362,732
West Virginia	—	284,883	—	284,883
Wisconsin	—	72,605,578	—	72,605,578
Wyoming	—	1,621,845	—	1,621,845
Corporate Bonds and Notes	—	9,738	—	9,738

Total Assets	$—	$4,447,362,337	$31,616	$4,447,393,953

Currency contracts and forwards, if any, are reported at their unrealized appreciation /depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
3. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 30, 2012		Year Ended September 30, 2011[1]
	Shares	Amount	Shares	Amount

Class A
Sold	47,857,690	$702,865,377	73,081,820	$1,047,697,237
Dividends and/or
distributions reinvested	3,341,294	49,118,117	5,759,792	82,321,991
Redeemed	(29,934,937)	(438,077,624)	(68,145,892)	(969,530,382)

Net increase	21,264,047	$313,905,870	10,695,720	$160,488,846

84 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

	Six Months Ended March 30, 2012		Year Ended September 30, 2011[1]
	Shares	Amount	Shares	Amount

Class B
Sold	645,569	$9,475,157	876,069	$12,556,620
Dividends and/or
distributions reinvested	48,902	718,194	91,147	1,301,058
Redeemed	(345,267)	(5,059,265)	(1,273,155)	(18,153,467)

Net increase (decrease)	349,204	$5,134,086	(305,939)	$(4,295,789)

Class C
Sold	17,610,358	$257,992,291	22,704,901	$324,766,279
Dividends and/or
distributions reinvested	1,130,258	16,548,523	1,936,631	27,569,603
Redeemed	(5,956,920)	(87,105,829)	(20,050,766)	(284,096,042)

Net increase	12,783,696	$187,434,985	4,590,766	$68,239,840

Class Y
Sold	20,584,449	$300,810,732	8,736,811	$123,912,237
Dividends and/or
distributions reinvested	276,703	4,074,276	148,812	2,138,806
Redeemed	(3,471,654)	(51,198,292)	(895,366)	(12,815,081)

Net increase	17,389,498	$253,686,716	7,990,257	$113,235,962

1.	For the year ended September 30, 2011, for Class A, B and C shares, and for the period from January 31, 2011 (inception of offering) to September 30, 2011 for Class Y Shares.
4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 30, 2012, were as follows:

	Purchases	Sales

Investment securities	$864,654,304	$212,972,638
5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Next $4.5 billion	0.400
Over $5 billion	0.390
Accounting Service Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
85 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 30, 2012, the Fund paid $1,039,250 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 30, 2012 were as follows:

Class C	$20,901,629
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as
86 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

March 30, 2012	$813,606	$68,816	$27,778	$70,138

Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to December 1, 2011. Effective December 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings
87 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Borrowings Continued
of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2824% as of March 30, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended March 30, 2012 equal 0.03% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of March 30, 2012, the Fund had no borrowings outstanding. Details of the borrowings for the six months ended March 30, 2012 are as follows:

Average Daily Loan Balance	$11,006,557
Average Daily Interest Rate	0.236%
Fees Paid	$676,601
Interest Paid	$13,114
7. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues
88 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended March 30, 2012 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transactions under the Facility during the six months ended March 30, 2012.
8. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or
89 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
90 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

CREDIT ALLOCATION Unaudited
This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.
     The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.
     The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.
     The credit allocations below are as of March 30, 2012 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of March 30, 2012 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

		Unrated by
		a NRSRO;
		Internally
		Rated by
	NRSRO-Rated	the Manager	Total

AAA	1.8%	0.0%	1.8%
AA	15.9	0.0	15.9
A	33.1	0.3	33.4
BBB	37.2	3.4	40.6
BB or lower	7.1	1.2	8.3

Total	95.1%	4.9%	100.0%

91 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
92 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
A Series of Oppenheimer Municipal Fund

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Richard Stein, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
93 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
94 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
95 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/30/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 5/8/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 5/8/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 5/8/2012